Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000053046 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Equal Weight 0-30 Year Treasury ETF
Class Name	Invesco Equal Weight 0-30 Year Treasury ETF
Trading Symbol	GOVI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equal Weight 0-30 Year Treasury ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the U.S. Treasury bond market benefited from relatively lower longer-term interest rates. As a Fund tracking U.S. Treasury bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.46%, differed from the return of the Index, 5.58%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 12 years, followed by bonds with maturities of 10 years.
Positions | U.S. Treasury Bond, 4.50% coupon, due 2/15/2036, followed by U.S. Treasury Note, 4.00% coupon, due 2/15/2034.
What detracted from performance?
Duration Allocations |  No duration of maturities detracted from the Fund's performance during the period.
Positions | U.S. Treasury Note, 3.88% coupon, due 8/15/2033 (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return	5.46%	(2.64)%	0.97%
Invesco Equal Weight 0-30 Year Treasury ETF — Market Price Return	5.38%	(2.66)%	0.96%
Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark	5.58%	(2.43)%	1.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Treasury Index	6.02%	(0.61)%	1.17%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Material Change Date	Jun. 26, 2023
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 830,388,874
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,065,684
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$830,388,874
Total number of portfolio holdings	33
Total advisory fees paid	$1,065,684
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.88%, 02/15/2032	3.39%
U.S. Treasury Notes, 1.50%, 02/15/2030	3.39%
U.S. Treasury Bonds, 3.13%, 02/15/2042	3.39%
U.S. Treasury Bonds, 2.50%, 02/15/2045	3.38%
U.S. Treasury Bonds, 4.75%, 02/15/2041	3.38%
U.S. Treasury Bonds, 3.50%, 02/15/2039	3.37%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.37%
U.S. Treasury Bonds, 3.13%, 02/15/2043	3.37%
U.S. Treasury Bonds, 4.63%, 02/15/2040	3.36%
U.S. Treasury Bonds, 3.63%, 02/15/2044	3.36%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.88%, 02/15/2032	3.39%
U.S. Treasury Notes, 1.50%, 02/15/2030	3.39%
U.S. Treasury Bonds, 3.13%, 02/15/2042	3.39%
U.S. Treasury Bonds, 2.50%, 02/15/2045	3.38%
U.S. Treasury Bonds, 4.75%, 02/15/2041	3.38%
U.S. Treasury Bonds, 3.50%, 02/15/2039	3.37%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.37%
U.S. Treasury Bonds, 3.13%, 02/15/2043	3.37%
U.S. Treasury Bonds, 4.63%, 02/15/2040	3.36%
U.S. Treasury Bonds, 3.63%, 02/15/2044	3.36%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on June 26, 2023.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on June 26, 2023.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000053049 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Preferred ETF
Class Name	Invesco Preferred ETF
Trading Symbol	PGX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Preferred ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the preferred stock market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA Core Plus Fixed Rate Preferred Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.65%, differed from the return of the Index, 13.98%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by positive effects of the sampling approach employed by the portfolio management team, as well as income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Insurance industry, followed by the electric utilities industry.
Positions | Wells Fargo & Co., Series Z, Pfd., 4.75%, a banks company, followed by JPMorgan Chase & Co., Series LL, Pfd. 4.63%, a banks company.
What detracted from performance?
Industry Allocations |  Banks industry, followed by the financial services industry.
Positions | New York Community Bancorp, Inc. Series A, Pfd., 6.38%, a banks company, followed by Regions Financial Corp., Series B, Pfd., 6.38%, a banks company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Preferred ETF — NAV Return	13.65%	1.16%	3.74%
Invesco Preferred ETF — Market Price Return	13.85%	1.13%	3.72%
ICE BofA Core Plus Fixed Rate Preferred Securities Index	13.98%	1.40%	4.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P U.S. Preferred Stock Index	14.00%	3.23%	4.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,376,200,704
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 21,950,310
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$4,376,200,704
Total number of portfolio holdings	267
Total advisory fees paid	$21,950,310
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.71%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.55%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.53%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.50%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.48%
AT&T, Inc., Series C, Pfd., 4.75%	1.33%
Bank of America Corp., Series KK, Pfd., 5.38%	1.29%
Bank of America Corp., Series GG, Pfd., 6.00%	1.25%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.18%
AT&T, Inc., Pfd., 5.35%11/01/2066	1.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.71%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.55%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.53%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.50%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.48%
AT&T, Inc., Series C, Pfd., 4.75%	1.33%
Bank of America Corp., Series KK, Pfd., 5.38%	1.29%
Bank of America Corp., Series GG, Pfd., 6.00%	1.25%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.18%
AT&T, Inc., Pfd., 5.35%11/01/2066	1.16%
* Excluding money market fund holdings, if any.

C000053051 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental High Yield® Corporate Bond ETF
Class Name	Invesco Fundamental High Yield® Corporate Bond ETF
Trading Symbol	PHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental High Yield® Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental High Yield® Corporate Bond ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. High Yield 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.63%, differed from the return of the Index, 12.08%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Consumer finance industry, followed by the broadline retail industry.
Positions | QVC, Inc., 4.38% coupon, due 9/1/2028, a broadline retail company (no longer held at fiscal year-end), followed by Synchrony Financial, 7.25% coupon, due 2/2/2033, a consumer finance company.
What detracted from performance?
Industry Allocations |  Diversified telecommunication industry, followed by the media industry.
Positions | Hughes Satellite Systems Corp., 6.63% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end), followed by Walgreens Boots Alliance, Inc., 3.20% coupon, due 4/15/2030, a consumer staples distribution & retail company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental High Yield® Corporate Bond ETF — NAV Return	11.63%	3.53%	3.75%
Invesco Fundamental High Yield® Corporate Bond ETF — Market Price Return	11.61%	3.55%	3.78%
RAFI® Bonds U.S. High Yield 1-10 Index	12.08%	4.20%	4.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.65%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 566,956,667
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 3,042,064
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$566,956,667
Total number of portfolio holdings	244
Total advisory fees paid	$3,042,064
Portfolio turnover rate	75%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Synchrony Financial, 7.25%, 02/02/2033	1.22%
United AirLines, Inc., 4.63%, 04/15/2029	1.13%
Windsor Holdings III LLC, 8.50%, 06/15/2030	1.05%
Ford Motor Co., 3.25%, 02/12/2032	1.04%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	1.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030	0.97%
PG&E Corp., 5.25%, 07/01/2030	0.93%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	0.86%
Tenet Healthcare Corp., 6.13%, 06/15/2030	0.86%
DPL, Inc., 4.13%, 07/01/2025	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Synchrony Financial, 7.25%, 02/02/2033	1.22%
United AirLines, Inc., 4.63%, 04/15/2029	1.13%
Windsor Holdings III LLC, 8.50%, 06/15/2030	1.05%
Ford Motor Co., 3.25%, 02/12/2032	1.04%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	1.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030	0.97%
PG&E Corp., 5.25%, 07/01/2030	0.93%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	0.86%
Tenet Healthcare Corp., 6.13%, 06/15/2030	0.86%
DPL, Inc., 4.13%, 07/01/2025	0.82%
* Excluding money market fund holdings, if any.

C000053071 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco National AMT-Free Municipal Bond ETF
Class Name	Invesco National AMT-Free Municipal Bond ETF
Trading Symbol	PZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco National AMT-Free Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade national municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA National Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.11%, differed from the return of the Index, 7.45%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Pennsylvania (commonwealth of) Economic Development Financing Authority, 3.00% coupon, due 10/15/2046, followed by Colorado (State of) Health Facilities Authority (Advent Health Obligated Group), 4.00% coupon, due 11/15/2050.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | San Antonio (City of), TX, 5.00% coupon, due 2/1/2044, followed by Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), 4.00% coupon, due 2/1/2051.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco National AMT-Free Municipal Bond ETF — NAV Return	7.11%	0.48%	2.59%
Invesco National AMT-Free Municipal Bond ETF — Market Price Return	6.75%	0.37%	2.50%
ICE BofA National Long-Term Core Plus Municipal Securities Index	7.45%	0.95%	2.90%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal Bond 20 Year Index	7.22%	1.12%	3.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal Bond 20 Year Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,906,784,790
Holdings Count | Holding	2,283
Advisory Fees Paid, Amount	$ 7,405,940
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,906,784,790
Total number of portfolio holdings	2,283
Total advisory fees paid	$7,405,940
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.65%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB, 4.00%, 11/15/2050	0.50%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.49%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.39%
Licking Heights Local School District, Series 2022, GO Bonds, 5.50%, 10/01/2059	0.37%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB, 5.00%, 11/15/2042	0.35%
Jurupa Unified School District, Series 2017 B, GO Bonds, 4.00%, 08/01/2041	0.35%
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB, 5.00%, 06/15/2044	0.34%
Baltimore (City of), MD (Water), Series 2017 A, RB, 5.00%, 07/01/2046	0.34%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.65%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB, 4.00%, 11/15/2050	0.50%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.49%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.39%
Licking Heights Local School District, Series 2022, GO Bonds, 5.50%, 10/01/2059	0.37%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB, 5.00%, 11/15/2042	0.35%
Jurupa Unified School District, Series 2017 B, GO Bonds, 4.00%, 08/01/2041	0.35%
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB, 5.00%, 06/15/2044	0.34%
Baltimore (City of), MD (Water), Series 2017 A, RB, 5.00%, 07/01/2046	0.34%

C000053072 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Taxable Municipal Bond ETF
Class Name	Invesco Taxable Municipal Bond ETF
Trading Symbol	BAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Taxable Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the taxable municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in taxable municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.64%, differed from the return of the Index, 8.45%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  California bonds, followed by New York bonds.
Positions | California (State of), 7.55% coupon, due 4/1/2039, followed by Golden State Tobacco Securitization Corp., 3.12% coupon, due 6/1/2038.
What detracted from performance?
State Allocations |  Virgin Islands bonds.
Positions | New York (State of) Dormitory Authority, 3.19% coupon, due 2/15/2043, followed by Fulton (County of), GA Development Authority (Georgia Tech Foundation), 3.13% coupon, due 11/1/2049.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Taxable Municipal Bond ETF — NAV Return	8.64%	(0.43)%	2.86%
Invesco Taxable Municipal Bond ETF — Market Price Return	8.80%	(0.47)%	2.85%
Blended - ICE BofA US Taxable Municipal Securities Plus Index	8.45%	0.05%	3.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA U.S. Corporate Master Index	9.48%	0.84%	2.66%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA U.S. Corporate Master Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,192,615,279
Holdings Count | Holding	636
Advisory Fees Paid, Amount	$ 3,871,637
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,192,615,279
Total number of portfolio holdings	636
Total advisory fees paid	$3,871,637
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.75%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	0.85%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.84%
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB, 4.64%, 08/15/2030	0.84%
University of California, Series 2019 BD, RB, 3.35%, 07/01/2029	0.81%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.81%
New York (City of), NY, Subseries 2019 A-2, GO Bonds, 2.63%, 08/01/2028	0.79%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.77%
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB, 3.60%, 12/01/2035	0.76%
New York (City of), NY, Series 2010 G-1, GO Bonds, 5.97%, 03/01/2036	0.75%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.75%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	0.85%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.84%
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB, 4.64%, 08/15/2030	0.84%
University of California, Series 2019 BD, RB, 3.35%, 07/01/2029	0.81%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.81%
New York (City of), NY, Subseries 2019 A-2, GO Bonds, 2.63%, 08/01/2028	0.79%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.77%
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB, 3.60%, 12/01/2035	0.76%
New York (City of), NY, Series 2010 G-1, GO Bonds, 5.97%, 03/01/2036	0.75%

C000053967 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco California AMT-Free Municipal Bond ETF
Class Name	Invesco California AMT-Free Municipal Bond ETF
Trading Symbol	PWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California AMT-Free Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade California municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in California municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.14%, differed from the return of the Index, 6.81%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  California bonds.
Positions | California (State of), Series 2023, 5.00% coupon, due 9/1/2043, followed by California (State of) Health Facilities Financing Authority, 4.00% coupon, due 3/1/2043.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Regents of the University of California Medical Center, 3.50% coupon, due 5/15/2054, followed by Irvine Facilities Financing Authority, 4.00% coupon, due 9/1/2058.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF — NAV Return	6.14%	0.49%	2.56%
Invesco California AMT-Free Municipal Bond ETF — Market Price Return	5.79%	0.49%	2.49%
ICE BofA California Long-Term Core Plus Municipal Securities Index	6.81%	0.91%	2.81%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal Bond 20 Year Index	7.22%	1.12%	3.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal Bond 20 Year Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 641,297,367
Holdings Count | Holding	559
Advisory Fees Paid, Amount	$ 2,250,916
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$641,297,367
Total number of portfolio holdings	559
Total advisory fees paid	$2,250,916
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00%, 11/01/2047	1.14%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.88%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.83%
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB, 5.00%, 10/01/2047	0.80%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.79%
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds, 4.00%, 07/01/2049	0.71%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.68%
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB, 5.00%, 08/15/2050	0.67%
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds, 3.00%, 08/01/2043	0.67%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00%, 11/01/2047	1.14%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.88%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.83%
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB, 5.00%, 10/01/2047	0.80%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.79%
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds, 4.00%, 07/01/2049	0.71%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.68%
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB, 5.00%, 08/15/2050	0.67%
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds, 3.00%, 08/01/2043	0.67%

C000053968 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco New York AMT-Free Municipal Bond ETF
Class Name	Invesco New York AMT-Free Municipal Bond ETF
Trading Symbol	PZT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New York AMT-Free Municipal Bond ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade New York municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in New York municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.14%, differed from the return of the Index, 7.35%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds.
Positions | New York (State of) Power Authority (Green Transmission), 4.00% coupon, due 11/15/2052, followed by New York (State of) Dormitory Authority, 4.00% coupon, due 7/1/2050.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | New York (State of) Thruway Authority (Group 5), 4.00% coupon, due 3/15/2057, followed by Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), 5.25% coupon, due 5/15/2062.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New York AMT-Free Municipal Bond ETF — NAV Return	7.14%	0.62%	2.56%
Invesco New York AMT-Free Municipal Bond ETF — Market Price Return	7.48%	0.62%	2.60%
ICE BofA New York Long-Term Core Plus Municipal Securities Index	7.35%	0.80%	2.76%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal Bond 20 Year Index	7.22%	1.12%	3.01%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal Bond 20 Year Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 128,135,515
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 280,815
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$128,135,515
Total number of portfolio holdings	387
Total advisory fees paid	$280,815
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2052	3.07%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	2.09%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	2.08%
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB, 4.00%, 02/15/2044	1.93%
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2039	1.68%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 5.00%, 06/15/2048	1.67%
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB, 5.00%, 09/01/2041	1.61%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.57%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.55%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.55%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2052	3.07%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	2.09%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	2.08%
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB, 4.00%, 02/15/2044	1.93%
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2039	1.68%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 5.00%, 06/15/2048	1.67%
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB, 5.00%, 09/01/2041	1.61%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.57%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.55%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.55%

C000054223 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Floating Rate Municipal Income ETF
Class Name	Invesco Floating Rate Municipal Income ETF
Trading Symbol	PVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate Municipal Income ETF	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the non-taxable variable rate demand obligation market benefited from relatively elevated short-term interest rates in recent history. Because the Fund holds the vast majority of its portfolio in non-taxable variable rate demand obligations, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 2.94%, differed from the return of the Index, 3.38%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
State Allocations |  Minnesota bonds, followed by New York bonds.
Positions | Hennepin (County of), MN, 2.85% coupon, due 12/1/2038, followed by Chelan County Public Utility District No. 1, 2.80% coupon, due 7/1/2032.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF — NAV Return	2.94%	1.21%	0.85%
Invesco Floating Rate Municipal Income ETF — Market Price Return	2.82%	1.18%	0.85%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index	3.38%	1.48%	1.09%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal 1-Year Bond Index	4.21%	1.39%	1.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal 1-Year Bond Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 37,241,813
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 96,805
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$37,241,813
Total number of portfolio holdings	30
Total advisory fees paid	$96,805

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB, 2.80%, 07/01/2032	5.37%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, 2.80%, 05/01/2036	5.10%
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, 2.15%, 04/01/2039	4.83%
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 2.50%, 10/01/2038	4.03%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB, 2.00%, 07/01/2034	4.03%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 3.10%, 12/01/2028	3.76%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 2.80%, 06/15/2046	3.69%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.45%, 06/01/2046	3.25%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.85%, 09/01/2035	3.22%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 2.70%, 07/01/2039	3.22%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB, 2.80%, 07/01/2032	5.37%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, 2.80%, 05/01/2036	5.10%
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, 2.15%, 04/01/2039	4.83%
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 2.50%, 10/01/2038	4.03%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB, 2.00%, 07/01/2034	4.03%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 3.10%, 12/01/2028	3.76%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 2.80%, 06/15/2046	3.69%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.45%, 06/01/2046	3.25%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.85%, 09/01/2035	3.22%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 2.70%, 07/01/2039	3.22%

C000082591 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco CEF Income Composite ETF
Class Name	Invesco CEF Income Composite ETF
Trading Symbol	PCEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco CEF Income Composite ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market and high yield corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads, while equity the options market benefited from strong economic activity. The Fund benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S-Network Composite Closed-End Fund IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index. The Fund is a “fund of funds,” meaning that it invests its assets in the common shares of funds included in the Index rather than in individual securities (each, an “Underlying Fund” and collectively, the “Underlying Funds”).
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.43%, differed from the return of the Index, 18.73%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Asset Class Allocations |  Taxable options, followed by taxable investment grade fixed-income securities and taxable high yield fixed-income securities, respectively.
Positions | Eaton Vance Tax-Managed Global Diversified Equity Income Fund, followed by the BlackRock ESG Capital Allocation Term Trust and Eaton Vance Tax-Managed Diversified Equity Income Fund, respectively.
What detracted from performance?
Asset Class Allocations |  No asset classes detracted from the Fund's performance during the period.
Positions | Highland Opportunities and Income Fund, followed by the Nuveen Preferred & Income Opportunities Fund and the Flaherty & Crumrine Preferred & Income Securities Fund, Inc., respectively

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco CEF Income Composite ETF — NAV Return	18.43%	5.65%	5.58%
Invesco CEF Income Composite ETF — Market Price Return	18.17%	5.63%	5.56%
S-Network Composite Closed-End Fund Index℠	18.73%	5.78%	5.88%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 798,621,140
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 3,589,413
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$798,621,140
Total number of portfolio holdings	115
Total advisory fees paid	$3,589,413
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.28%
Nuveen Preferred & Income Opportunities Fund	3.94%
BlackRock Innovation and Growth Term Trust	3.18%
BlackRock Health Sciences Term Trust	3.14%
BlackRock Science & Technology Term Trust	2.71%
BlackRock Enhanced Equity Dividend Trust	2.63%
BlackRock Capital Allocation Trust	2.62%
BlackRock ESG Capital Allocation Term Trust	2.60%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.57%
Nuveen S&P 500 Buy-Write Income Fund	2.31%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.28%
Nuveen Preferred & Income Opportunities Fund	3.94%
BlackRock Innovation and Growth Term Trust	3.18%
BlackRock Health Sciences Term Trust	3.14%
BlackRock Science & Technology Term Trust	2.71%
BlackRock Enhanced Equity Dividend Trust	2.63%
BlackRock Capital Allocation Trust	2.62%
BlackRock ESG Capital Allocation Term Trust	2.60%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.57%
Nuveen S&P 500 Buy-Write Income Fund	2.31%
* Excluding money market fund holdings, if any.

C000086469 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Discretionary ETF
Class Name	Invesco S&P SmallCap Consumer Discretionary ETF
Trading Symbol	PSCD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Discretionary ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the consumer discretionary sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.66%, differed from the return of the Index, 17.98%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Specialty retail industry, followed by the household durables and diversified consumer services industries, respectively.
Positions | Abercrombie & Fitch Co., Class A, a specialty retail company (no longer held at fiscal year-end) and Meritage Homes Corp., a household durables company.
What detracted from performance?
Industry Allocations |  Hotels restaurants & leisure industry, followed by the automobile components and leisure products industries, respectively.
Positions | Advance Auto Parts, Inc., a specialty retail company, and Newell Brands, Inc., a household durables company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return	17.66%	14.56%	9.86%
Invesco S&P SmallCap Consumer Discretionary ETF — Market Price Return	17.51%	14.53%	9.85%
S&P SmallCap 600® Capped Consumer Discretionary Index	17.98%	14.67%	10.01%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 25,684,982
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 93,131
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$25,684,982
Total number of portfolio holdings	86
Total advisory fees paid	$93,131
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Meritage Homes Corp.	4.14%
V.F. Corp.	3.46%
Installed Building Products, Inc.	3.00%
Group 1 Automotive, Inc.	2.86%
Asbury Automotive Group, Inc.	2.85%
M/I Homes, Inc.	2.54%
Tri Pointe Homes, Inc.	2.42%
Academy Sports & Outdoors, Inc.	2.35%
Boot Barn Holdings, Inc.	2.34%
Six Flags Entertainment Corp.	2.34%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meritage Homes Corp.	4.14%
V.F. Corp.	3.46%
Installed Building Products, Inc.	3.00%
Group 1 Automotive, Inc.	2.86%
Asbury Automotive Group, Inc.	2.85%
M/I Homes, Inc.	2.54%
Tri Pointe Homes, Inc.	2.42%
Academy Sports & Outdoors, Inc.	2.35%
Boot Barn Holdings, Inc.	2.34%
Six Flags Entertainment Corp.	2.34%
* Excluding money market fund holdings, if any.

C000086470 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Class Name	Invesco S&P SmallCap Utilities & Communication Services ETF
Trading Symbol	PSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Utilities & Communication Services ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the utilities and communication services sectors, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.65%, differed from the return of the Index, 11.96%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the entertainment and multi-utilities industries, respectively.
Positions | Lumen Technologies, Inc., a diversified telecommunication services company, and Cinemark Holdings, Inc., an entertainment company.
What detracted from performance?
Industry Allocations |  Media industry, followed by the water utilities and wireless telecommunication services industries, respectively.
Positions | Yelp, Inc., an interactive media & services company, and Shenandoah Telecommunications Co., a diversified telecommunication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return	11.65%	3.72%	7.59%
Invesco S&P SmallCap Utilities & Communication Services ETF — Market Price Return	11.71%	3.75%	7.59%
S&P SmallCap 600® Capped Utilities & Communication Services Index	11.96%	4.01%	7.85%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 19,157,349
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 46,195
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$19,157,349
Total number of portfolio holdings	36
Total advisory fees paid	$46,195
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.95%
IAC, Inc.	5.50%
Otter Tail Corp.	5.27%
Madison Square Garden Sports Corp., Class A	5.21%
California Water Service Group	4.77%
MGE Energy, Inc.	4.68%
American States Water Co.	4.52%
Avista Corp.	4.51%
Cogent Communications Holdings, Inc.	4.40%
Cinemark Holdings, Inc.	4.36%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.95%
IAC, Inc.	5.50%
Otter Tail Corp.	5.27%
Madison Square Garden Sports Corp., Class A	5.21%
California Water Service Group	4.77%
MGE Energy, Inc.	4.68%
American States Water Co.	4.52%
Avista Corp.	4.51%
Cogent Communications Holdings, Inc.	4.40%
Cinemark Holdings, Inc.	4.36%
* Excluding money market fund holdings, if any.

C000086471 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Consumer Staples ETF
Class Name	Invesco S&P SmallCap Consumer Staples ETF
Trading Symbol	PSCC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Staples ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the consumer staples sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.47%, differed from the return of the Index, 3.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Food products industry, followed by the tobacco and household products industries, respectively.
Positions | Cal-Maine Foods, Inc., a food products company, and e.l.f. Beauty, Inc., a personal care products company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Personal care products industry, followed by the beverages industry.
Positions | Nu Skin Enterprises, Inc., Class A, a personal care products company, and Medifast, Inc., a personal care products company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Staples ETF — NAV Return	3.47%	11.42%	10.03%
Invesco S&P SmallCap Consumer Staples ETF — Market Price Return	3.48%	11.47%	10.03%
S&P SmallCap 600® Capped Consumer Staples Index	3.62%	11.64%	10.31%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 55,017,748
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 222,680
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$55,017,748
Total number of portfolio holdings	32
Total advisory fees paid	$222,680
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
WD-40 Co.	8.16%
Cal-Maine Foods, Inc.	6.71%
Simply Good Foods Co. (The)	6.58%
J&J Snack Foods Corp.	6.04%
PriceSmart, Inc.	5.16%
Inter Parfums, Inc.	4.87%
Energizer Holdings, Inc.	4.75%
Vector Group Ltd.	4.68%
TreeHouse Foods, Inc.	4.59%
Edgewell Personal Care Co.	4.34%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
WD-40 Co.	8.16%
Cal-Maine Foods, Inc.	6.71%
Simply Good Foods Co. (The)	6.58%
J&J Snack Foods Corp.	6.04%
PriceSmart, Inc.	5.16%
Inter Parfums, Inc.	4.87%
Energizer Holdings, Inc.	4.75%
Vector Group Ltd.	4.68%
TreeHouse Foods, Inc.	4.59%
Edgewell Personal Care Co.	4.34%
* Excluding money market fund holdings, if any.

C000086472 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Energy ETF
Class Name	Invesco S&P SmallCap Energy ETF
Trading Symbol	PSCE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Energy ETF	$28	0.29%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the energy sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (4.60)%, differed from the return of the Index, (4.31)%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Metals & mining industry.
Positions | Archrock Inc., an energy equipment & services company, and SM Energy Co., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the energy equipment & services industry.
Positions | Patterson-UTI Energy, Inc., an energy equipment & services company and Green Plains Inc., an oil, gas & consumable fuels company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Energy ETF — NAV Return	(4.60)%	10.12%	(13.65)%
Invesco S&P SmallCap Energy ETF — Market Price Return	(4.61)%	10.07%	(13.66)%
S&P SmallCap 600® Capped Energy Index	(4.31)%	10.40%	(13.44)%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 94,249,707
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 610,974
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$94,249,707
Total number of portfolio holdings	31
Total advisory fees paid	$610,974
Portfolio turnover rate	62%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
SM Energy Co.	8.54%
Magnolia Oil & Gas Corp., Class A	7.54%
Tidewater, Inc.	7.01%
Cactus, Inc., Class A	6.36%
Northern Oil and Gas, Inc.	5.93%
Helmerich & Payne, Inc.	5.24%
Archrock, Inc.	5.11%
California Resources Corp.	4.74%
Oceaneering International, Inc.	4.64%
CONSOL Energy, Inc.	4.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
SM Energy Co.	8.54%
Magnolia Oil & Gas Corp., Class A	7.54%
Tidewater, Inc.	7.01%
Cactus, Inc., Class A	6.36%
Northern Oil and Gas, Inc.	5.93%
Helmerich & Payne, Inc.	5.24%
Archrock, Inc.	5.11%
California Resources Corp.	4.74%
Oceaneering International, Inc.	4.64%
CONSOL Energy, Inc.	4.59%
* Excluding money market fund holdings, if any.

C000086473 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Financials ETF
Class Name	Invesco S&P SmallCap Financials ETF
Trading Symbol	PSCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Financials ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the financials sector, which outperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.61%, differed from the return of the Index, 28.80%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the financial services and insurance industries, respectively.
Positions | Jackson Financial Inc., Class A, a financial services company, and Mr. Cooper Group, Inc., a financial services company.
What detracted from performance?
Industry Allocations |  Real estate management & development industry, followed by the mortgage REITs industry.
Positions | B. Riley Financial, Inc., a capital markets company, and eXp World Holdings, Inc., a real estate management & development company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Financials ETF — NAV Return	28.61%	4.57%	6.84%
Invesco S&P SmallCap Financials ETF — Market Price Return	28.62%	4.59%	6.83%
S&P SmallCap 600® Capped Financials & Real Estate Index	28.80%	4.77%	7.07%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 20,526,739
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 55,928
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$20,526,739
Total number of portfolio holdings	173
Total advisory fees paid	$55,928
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Comerica, Inc.	2.13%
Jackson Financial, Inc., Class A	1.72%
Mr. Cooper Group, Inc.	1.71%
Essential Properties Realty Trust, Inc.	1.57%
Lincoln National Corp.	1.54%
Radian Group, Inc.	1.53%
Moelis & Co., Class A	1.32%
Phillips Edison & Co., Inc.	1.27%
SL Green Realty Corp.	1.22%
Piper Sandler Cos.	1.19%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Comerica, Inc.	2.13%
Jackson Financial, Inc., Class A	1.72%
Mr. Cooper Group, Inc.	1.71%
Essential Properties Realty Trust, Inc.	1.57%
Lincoln National Corp.	1.54%
Radian Group, Inc.	1.53%
Moelis & Co., Class A	1.32%
Phillips Edison & Co., Inc.	1.27%
SL Green Realty Corp.	1.22%
Piper Sandler Cos.	1.19%
* Excluding money market fund holdings, if any.

C000086474 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Health Care ETF
Class Name	Invesco S&P SmallCap Health Care ETF
Trading Symbol	PSCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Health Care ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the health care sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 14.19%, differed from the return of the Index, 14.41%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Health care equipment & supplies industry, followed by the health care providers & services and biotechnology industries, respectively.
Positions | Cytokinetics, Inc., a biotechnology company (no longer held at fiscal year-end), and Ensign Group, Inc., a health care providers & services company.
What detracted from performance?
Industry Allocations |  Health care technology industry, followed by the life sciences tools & services industry.
Positions | AMN Healthcare Services, Inc., a health care providers & services company, and CONMED Corp., a health care equipment & supplies company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Health Care ETF — NAV Return	14.19%	4.31%	9.85%
Invesco S&P SmallCap Health Care ETF — Market Price Return	14.22%	4.30%	9.84%
S&P SmallCap 600® Capped Health Care Index	14.41%	4.51%	10.10%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 205,095,249
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 617,681
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$205,095,249
Total number of portfolio holdings	73
Total advisory fees paid	$617,681
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Ensign Group, Inc. (The)	6.06%
Glaukos Corp.	4.78%
Organon & Co.	4.08%
Merit Medical Systems, Inc.	3.98%
Krystal Biotech, Inc.	3.44%
Alkermes PLC	3.41%
RadNet, Inc.	3.12%
Integer Holdings Corp.	3.09%
Select Medical Holdings Corp.	2.73%
Prestige Consumer Healthcare, Inc.	2.64%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ensign Group, Inc. (The)	6.06%
Glaukos Corp.	4.78%
Organon & Co.	4.08%
Merit Medical Systems, Inc.	3.98%
Krystal Biotech, Inc.	3.44%
Alkermes PLC	3.41%
RadNet, Inc.	3.12%
Integer Holdings Corp.	3.09%
Select Medical Holdings Corp.	2.73%
Prestige Consumer Healthcare, Inc.	2.64%
* Excluding money market fund holdings, if any.

C000086475 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Industrials ETF
Class Name	Invesco S&P SmallCap Industrials ETF
Trading Symbol	PSCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Industrials ETF	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the industrials sector, which outperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 25.86%, differed from the return of the Index, 26.22%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by the aerospace & defense and building products industries, respectively.
Positions | SPX Technologies, Inc., a machinery company, and Mueller Industries, Inc., a machinery company.
What detracted from performance?
Industry Allocations |  Air freight & logistics industry.
Positions | Forward Air Corp., an air freight & logistics company, and Hillenbrand, Inc., a machinery company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Industrials ETF — NAV Return	25.86%	16.03%	12.28%
Invesco S&P SmallCap Industrials ETF — Market Price Return	25.83%	16.00%	12.29%
S&P SmallCap 600® Capped Industrials Index	26.22%	16.35%	12.58%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 195,922,867
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 484,880
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$195,922,867
Total number of portfolio holdings	96
Total advisory fees paid	$484,880
Portfolio turnover rate	29%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.68%
SPX Technologies, Inc.	3.36%
Robert Half, Inc.	2.89%
Federal Signal Corp.	2.57%
AeroVironment, Inc.	2.54%
Moog, Inc., Class A	2.53%
Armstrong World Industries, Inc.	2.47%
Boise Cascade Co.	2.38%
Dycom Industries, Inc.	2.28%
Air Lease Corp., Class A	2.14%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.68%
SPX Technologies, Inc.	3.36%
Robert Half, Inc.	2.89%
Federal Signal Corp.	2.57%
AeroVironment, Inc.	2.54%
Moog, Inc., Class A	2.53%
Armstrong World Industries, Inc.	2.47%
Boise Cascade Co.	2.38%
Dycom Industries, Inc.	2.28%
Air Lease Corp., Class A	2.14%
* Excluding money market fund holdings, if any.

C000086476 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Information Technology ETF
Class Name	Invesco S&P SmallCap Information Technology ETF
Trading Symbol	PSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Information Technology ETF	$29	0.29%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the information technology sector, which underperformed the broader market within small-caps.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (0.10)%, differed from the return of the Index, 0.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electronic manufacturing services industry, followed by the technology distributors and electronic equipment & instruments industries, respectively.
Positions | Fabrinet, an electronic equipment instruments & components company, and ACI Worldwide, Inc., a software company.
What detracted from performance?
Industry Allocations |  Semiconductor materials & equipment industry, followed by the communications equipment and technology hardware storage & peripherals industries, respectively.
Positions | SolarEdge Technologies Inc., a semiconductors & semiconductor equipment company, and Axcelis Technologies, Inc., a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Information Technology ETF — NAV Return	(0.10)%	11.64%	12.01%
Invesco S&P SmallCap Information Technology ETF — Market Price Return	(0.19)%	11.65%	11.99%
S&P SmallCap 600® Capped Information Technology Index	0.16%	11.92%	12.29%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 322,973,996
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 918,337
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$322,973,996
Total number of portfolio holdings	67
Total advisory fees paid	$918,337
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Fabrinet	5.59%
SPS Commerce, Inc.	4.70%
Badger Meter, Inc.	3.86%
Insight Enterprises, Inc.	3.82%
ACI Worldwide, Inc.	3.37%
Box, Inc., Class A	2.99%
Itron, Inc.	2.98%
Marathon Digital Holdings, Inc.	2.90%
Advanced Energy Industries, Inc.	2.52%
Sanmina Corp.	2.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Fabrinet	5.59%
SPS Commerce, Inc.	4.70%
Badger Meter, Inc.	3.86%
Insight Enterprises, Inc.	3.82%
ACI Worldwide, Inc.	3.37%
Box, Inc., Class A	2.99%
Itron, Inc.	2.98%
Marathon Digital Holdings, Inc.	2.90%
Advanced Energy Industries, Inc.	2.52%
Sanmina Corp.	2.44%
* Excluding money market fund holdings, if any.

C000086477 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Materials ETF
Class Name	Invesco S&P SmallCap Materials ETF
Trading Symbol	PSCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Materials ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the materials sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.01%, differed from the return of the Index, 16.34%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Metals & mining industry, followed by the chemicals and paper & forest products industries, respectively.
Positions | Carpenter Technology Corp., a metals & mining company, and ATI, Inc., a metals & mining company.
What detracted from performance?
Industry Allocations |  Containers & packaging industry.
Positions | O-I Glass, Inc., a containers & packaging company, and Livent Corp. (no longer held at fiscal year-end), a chemicals company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Materials ETF — NAV Return	16.01%	15.34%	6.31%
Invesco S&P SmallCap Materials ETF — Market Price Return	15.94%	15.33%	6.30%
S&P SmallCap 600® Capped Materials Index	16.34%	15.54%	6.54%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 18,131,157
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 47,343
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$18,131,157
Total number of portfolio holdings	35
Total advisory fees paid	$47,343
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
ATI, Inc.	10.95%
Carpenter Technology Corp.	9.89%
Balchem Corp.	7.90%
Sealed Air Corp.	7.01%
H.B. Fuller Co.	6.43%
Sensient Technologies Corp.	4.39%
Warrior Met Coal, Inc.	4.07%
Innospec, Inc.	3.99%
Sylvamo Corp.	3.85%
Alpha Metallurgical Resources, Inc.	3.81%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ATI, Inc.	10.95%
Carpenter Technology Corp.	9.89%
Balchem Corp.	7.90%
Sealed Air Corp.	7.01%
H.B. Fuller Co.	6.43%
Sensient Technologies Corp.	4.39%
Warrior Met Coal, Inc.	4.07%
Innospec, Inc.	3.99%
Sylvamo Corp.	3.85%
Alpha Metallurgical Resources, Inc.	3.81%
* Excluding money market fund holdings, if any.

C000093357 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW High Dividend Yield Financial ETF
Class Name	Invesco KBW High Dividend Yield Financial ETF
Trading Symbol	KBWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW High Dividend Yield Financial ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, financial sector securities benefited from falling interest rates and strong economic activity. While the Fund invests in financial sector securities, because it is a high dividend yield strategy, its more value-oriented investments did not keep up with the broader financial sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.68%, differed from the return of the Index, 7.37%, primarily due to income earned from the securities lending program in which the Fund participates partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Asset management & custody banks sub-industry, followed by the mortgage REITs sub-industry.
Positions | Jackson Financial, Inc., Class A, a diversified financial services company and TPG RE Finance Trust, Inc., a mortgage REITs company.
What detracted from performance?
Sub-Industry Allocations |  Investment banking & brokerage sub-industry, followed by the regional banks sub-industry.
Positions | B. Riley Financial, Inc., an investment banking & brokerage company and New York Community Bancorp, Inc., a regional banks company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF — NAV Return	8.68%	5.47%	4.28%
Invesco KBW High Dividend Yield Financial ETF — Market Price Return	8.75%	5.49%	4.28%
KBW Nasdaq Financial Sector Dividend YieldTM Index	7.37%	5.33%	4.26%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Financials Index	35.39%	13.55%	11.47%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 395,405,547
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,292,284
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$395,405,547
Total number of portfolio holdings	43
Total advisory fees paid	$1,292,284
Portfolio turnover rate	71%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AGNC Investment Corp.	3.85%
ARMOUR Residential REIT, Inc.	3.79%
Two Harbors Investment Corp.	3.71%
MFA Financial, Inc.	3.68%
New York Mortgage Trust, Inc.	3.63%
Ares Commercial Real Estate Corp.	3.51%
Apollo Commercial Real Estate Finance, Inc.	3.50%
Ready Capital Corp.	3.47%
Ellington Financial, Inc.	3.36%
Annaly Capital Management, Inc.	3.25%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AGNC Investment Corp.	3.85%
ARMOUR Residential REIT, Inc.	3.79%
Two Harbors Investment Corp.	3.71%
MFA Financial, Inc.	3.68%
New York Mortgage Trust, Inc.	3.63%
Ares Commercial Real Estate Corp.	3.51%
Apollo Commercial Real Estate Finance, Inc.	3.50%
Ready Capital Corp.	3.47%
Ellington Financial, Inc.	3.36%
Annaly Capital Management, Inc.	3.25%
* Excluding money market fund holdings, if any.

C000093358 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Premium Yield Equity REIT ETF
Class Name	Invesco KBW Premium Yield Equity REIT ETF
Trading Symbol	KBWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Premium Yield Equity REIT ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, financial sector securities benefited from falling interest rates and strong economic activity. While the Fund invests in financial sector securities, because it is a high yield real estate strategy, its more value-oriented investments did not keep up with the broader financial sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Premium Yield Equity REITTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.18%, differed from the return of the Index, 16.67%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Other specialized REITs sub-industry, followed by the health care REITs sub-industry.
Positions | Outfront Media, Inc., an other specialized REITs company, and SL Green Realty Corp., an office REITs company.
What detracted from performance?
Sub-Industry Allocations |  Hotel & resort REITs sub-industry, followed by the office REITs sub-industry.
Positions | Office Properties Income Trust, an office REITs company, and Service Properties Trust, a hotel & resort REITs company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Premium Yield Equity REIT ETF — NAV Return	16.18%	0.81%	2.39%
Invesco KBW Premium Yield Equity REIT ETF — Market Price Return	16.24%	0.80%	2.37%
KBW Nasdaq Premium Yield Equity REITTM Index	16.67%	0.85%	2.57%
S&P 500® Index	27.14%	15.92%	12.98%
Dow Jones U.S. Real Estate Index	20.50%	4.57%	6.76%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Dow Jones U.S. Real Estate Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 234,520,991
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 723,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$234,520,991
Total number of portfolio holdings	32
Total advisory fees paid	$723,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Uniti Group, Inc.	9.54%
Global Net Lease, Inc.	6.51%
Service Properties Trust	4.98%
Omega Healthcare Investors, Inc.	3.90%
Easterly Government Properties, Inc.	3.82%
Outfront Media, Inc.	3.77%
EPR Properties	3.70%
Sabra Health Care REIT, Inc.	3.70%
Highwoods Properties, Inc.	3.67%
Piedmont Office Realty Trust, Inc., Class A	3.53%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Uniti Group, Inc.	9.54%
Global Net Lease, Inc.	6.51%
Service Properties Trust	4.98%
Omega Healthcare Investors, Inc.	3.90%
Easterly Government Properties, Inc.	3.82%
Outfront Media, Inc.	3.77%
EPR Properties	3.70%
Sabra Health Care REIT, Inc.	3.70%
Highwoods Properties, Inc.	3.67%
Piedmont Office Realty Trust, Inc., Class A	3.53%
* Excluding money market fund holdings, if any.

C000093359 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Property & Casualty Insurance ETF
Class Name	Invesco KBW Property & Casualty Insurance ETF
Trading Symbol	KBWP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Property & Casualty Insurance ETF	$42	0.35%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, financial sector securities benefited from falling interest rates and strong economic activity. Because the Fund holds a large proportion of property & casualty insurance companies within the financial sector, it benefited from this broad market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Property & CasualtyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 41.85%, differed from the return of the Index, 42.40%, primarily due to fees and expenses that the Fund incurred during the period, the effect of which was compounded during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Property & casualty insurance sub-industry, followed by the multi-line insurance sub-industry.
Positions | Progressive Corp. (The), a property & casualty insurance company, and Allstate Corp. (The), a property & casualty insurance company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | ProAssurance Corp., a property & casualty insurance company, and James River Group Holdings Ltd., a property & casualty insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Property & Casualty Insurance ETF — NAV Return	41.85%	12.78%	13.70%
Invesco KBW Property & Casualty Insurance ETF — Market Price Return	41.76%	12.75%	13.70%
KBW Nasdaq Property & CasualtyTM Index	42.40%	13.13%	14.08%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Property & Casualty Index	60.39%	18.45%	17.05%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Property & Casualty Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 336,146,067
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 849,605
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$336,146,067
Total number of portfolio holdings	27
Total advisory fees paid	$849,605
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Progressive Corp. (The)	8.82%
Allstate Corp. (The)	8.33%
Travelers Cos., Inc. (The)	7.81%
Chubb Ltd.	7.75%
American International Group, Inc.	7.22%
Cincinnati Financial Corp.	4.31%
Assurant, Inc.	4.18%
Hartford Financial Services Group, Inc. (The)	4.15%
RenaissanceRe Holdings Ltd.	4.13%
Hanover Insurance Group, Inc. (The)	4.12%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Progressive Corp. (The)	8.82%
Allstate Corp. (The)	8.33%
Travelers Cos., Inc. (The)	7.81%
Chubb Ltd.	7.75%
American International Group, Inc.	7.22%
Cincinnati Financial Corp.	4.31%
Assurant, Inc.	4.18%
Hartford Financial Services Group, Inc. (The)	4.15%
RenaissanceRe Holdings Ltd.	4.13%
Hanover Insurance Group, Inc. (The)	4.12%
* Excluding money market fund holdings, if any.

C000095998 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Beta ETF
Class Name	Invesco S&P 500® High Beta ETF
Trading Symbol	SPHB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Beta ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's exposure to higher beta stocks and more volatile stocks underperformed the broader market during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Beta Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.92%, differed from the return of the Index, 14.20%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and industrials sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Monolithic Power Systems, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials and consumer staples sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company, and Albemarle Corp., a materials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Beta ETF — NAV Return	13.92%	17.85%	11.18%
Invesco S&P 500® High Beta ETF — Market Price Return	13.90%	17.83%	11.18%
S&P 500® High Beta Index	14.20%	18.14%	11.47%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Beta Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 450,461,382
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 1,366,188
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$450,461,382
Total number of portfolio holdings	103
Total advisory fees paid	$1,366,188
Portfolio turnover rate	91%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Super Micro Computer, Inc.	2.02%
Monolithic Power Systems, Inc.	1.82%
NVIDIA Corp.	1.73%
Advanced Micro Devices, Inc.	1.66%
Teradyne, Inc.	1.55%
Broadcom, Inc.	1.53%
KLA Corp.	1.42%
Albemarle Corp.	1.37%
ON Semiconductor Corp.	1.37%
Builders FirstSource, Inc.	1.36%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Super Micro Computer, Inc.	2.02%
Monolithic Power Systems, Inc.	1.82%
NVIDIA Corp.	1.73%
Advanced Micro Devices, Inc.	1.66%
Teradyne, Inc.	1.55%
Broadcom, Inc.	1.53%
KLA Corp.	1.42%
Albemarle Corp.	1.37%
ON Semiconductor Corp.	1.37%
Builders FirstSource, Inc.	1.36%
* Excluding money market fund holdings, if any.

C000096000 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Low Volatility ETF
Class Name	Invesco S&P SmallCap Low Volatility ETF
Trading Symbol	XSLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.11%, differed from the return of the Index, 19.45%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the real estate and industrials sectors, respectively.
Positions | CareTrust REIT, Inc., a real estate company, and Benchmark Electronics, Inc., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Communication services sector, followed by the energy sector.
Positions | Community Healthcare Trust, Inc., a real estate company (no longer held at fiscal year-end), and Barnes Group Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Low Volatility ETF — NAV Return	19.11%	2.72%	6.79%
Invesco S&P SmallCap Low Volatility ETF — Market Price Return	18.91%	2.69%	6.78%
S&P SmallCap 600® Low Volatility Index	19.45%	2.99%	7.07%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Low Volatility Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 348,332,951
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 895,964
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$348,332,951
Total number of portfolio holdings	122
Total advisory fees paid	$895,964
Portfolio turnover rate	76%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	1.11%
LTC Properties, Inc.	1.08%
Employers Holdings, Inc.	1.06%
Essential Properties Realty Trust, Inc.	1.04%
Safety Insurance Group, Inc.	1.01%
Phillips Edison & Co., Inc.	1.00%
Getty Realty Corp.	1.00%
Ensign Group, Inc. (The)	1.00%
Four Corners Property Trust, Inc.	0.98%
Franklin Electric Co., Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	1.11%
LTC Properties, Inc.	1.08%
Employers Holdings, Inc.	1.06%
Essential Properties Realty Trust, Inc.	1.04%
Safety Insurance Group, Inc.	1.01%
Phillips Edison & Co., Inc.	1.00%
Getty Realty Corp.	1.00%
Ensign Group, Inc. (The)	1.00%
Four Corners Property Trust, Inc.	0.98%
Franklin Electric Co., Inc.	0.98%
* Excluding money market fund holdings, if any.

C000096001 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap Low Volatility ETF
Class Name	Invesco S&P MidCap Low Volatility ETF
Trading Symbol	XMLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. While large-cap outpaced mid-cap and small-cap, broader market themes did apply. The Fund's exposure the low volatility factor as well as security selection within the energy sector proved to be beneficial.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.83%, differed from the return of the Index, 20.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the real estate and industrials sectors, respectively.
Positions | Texas Roadhouse, Inc., a consumer discretionary company, and Murphy USA, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | MSC Industrial Direct Co., Inc., Class A, an industrials company (no longer held at fiscal year-end), and Toro Co. (The), an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Low Volatility ETF — NAV Return	19.83%	5.28%	9.04%
Invesco S&P MidCap Low Volatility ETF — Market Price Return	19.73%	5.26%	9.02%
S&P MidCap 400® Low Volatility Index	20.16%	5.53%	9.32%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P MidCap 400® Index	18.75%	12.20%	9.68%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Low Volatility Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 849,855,818
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,059,873
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$849,855,818
Total number of portfolio holdings	83
Total advisory fees paid	$2,059,873
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AptarGroup, Inc.	1.64%
Curtiss-Wright Corp.	1.62%
SEI Investments Co.	1.54%
DT Midstream, Inc.	1.53%
Old Republic International Corp.	1.43%
CACI International, Inc., Class A	1.43%
Reinsurance Group of America, Inc.	1.42%
Sonoco Products Co.	1.42%
Ingredion, Inc.	1.39%
Donaldson Co., Inc.	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AptarGroup, Inc.	1.64%
Curtiss-Wright Corp.	1.62%
SEI Investments Co.	1.54%
DT Midstream, Inc.	1.53%
Old Republic International Corp.	1.43%
CACI International, Inc., Class A	1.43%
Reinsurance Group of America, Inc.	1.42%
Sonoco Products Co.	1.42%
Ingredion, Inc.	1.39%
Donaldson Co., Inc.	1.38%
* Excluding money market fund holdings, if any.

C000096002 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Low Volatility ETF
Class Name	Invesco S&P 500® Low Volatility ETF
Trading Symbol	SPLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Strong market performance and muted volatility throughout the period caused the Fund to lag the broad S&P 500 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.81%, differed from the return of the Index, 19.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer staples and industrials sectors, respectively.
Positions | Costco Wholesale Corp., a consumer staples company, and Colgate-Palmolive Co., a consumer staples company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Bristol-Myers Squibb Co., a health care company (no longer held at fiscal year-end), and Hormel Foods Corp., a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Low Volatility ETF — NAV Return	18.81%	6.88%	9.60%
Invesco S&P 500® Low Volatility ETF — Market Price Return	18.86%	6.88%	9.61%
S&P 500® Low Volatility Index	19.14%	7.17%	9.89%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Low Volatility Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,515,084,298
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 19,212,816
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,515,084,298
Total number of portfolio holdings	102
Total advisory fees paid	$19,212,816
Portfolio turnover rate	68%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.47%
Coca-Cola Co. (The)	1.34%
T-Mobile US, Inc.	1.25%
Loews Corp.	1.24%
Republic Services, Inc.	1.23%
Visa, Inc., Class A	1.21%
Colgate-Palmolive Co.	1.19%
Marsh & McLennan Cos., Inc.	1.19%
Procter & Gamble Co. (The)	1.16%
Linde PLC	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.47%
Coca-Cola Co. (The)	1.34%
T-Mobile US, Inc.	1.25%
Loews Corp.	1.24%
Republic Services, Inc.	1.23%
Visa, Inc., Class A	1.21%
Colgate-Palmolive Co.	1.19%
Marsh & McLennan Cos., Inc.	1.19%
Procter & Gamble Co. (The)	1.16%
Linde PLC	1.13%
* Excluding money market fund holdings, if any.

C000096299 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Senior Loan ETF
Class Name	Invesco Senior Loan ETF
Trading Symbol	BKLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Loan ETF	$66	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the senior loan market benefited from a continuation of the historically elevated base rates, along with a relatively low credit default environment. Because the Fund holds the vast majority of its portfolio in senior loans, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.99%, differed from the return of the Index, 9.71%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electronics & electrical industry, followed by the business equipment & services and food service industries, respectively.
Positions | Whatabrands LLC, Term Loan B, due 8/3/2028, a food service company, followed by Zayo Group Holdings, Inc., Term Loan, due 3/9/2027, a telecommunications company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | McAfee LLC, Term Loan B, due 3/1/2029, an electronics & electrical company, followed by SFR-Numericable (YPSO, Altice France), Term Loan B-14, due 8/15/28, a cable & satellite television company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Loan ETF — NAV Return	8.99%	4.17%	3.30%
Invesco Senior Loan ETF — Market Price Return	8.94%	4.19%	3.32%
Morningstar LSTA US Leveraged Loan 100 Index (USD)	9.71%	5.37%	4.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index (USD)	9.86%	5.69%	4.72%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar LSTA US Leveraged Loan Index (USD) to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 6,766,935,643
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 40,784,931
Investment Company Portfolio Turnover	199.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$6,766,935,643
Total number of portfolio holdings	154
Total advisory fees paid	$40,784,931
Portfolio turnover rate	199%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Ultimate Software Group, Inc., Term Loan B, 8.55%, 02/10/2031	1.86%
athenahealth Group, Inc., Term Loan, 8.50%, 02/15/2029	1.81%
Peraton Corp., First Lien Term Loan B, 9.10%, 02/01/2028	1.72%
Cloud Software Group, Inc., Term Loan B, 9.33%, 03/30/2029	1.67%
McAfee LLC, Term Loan B, 8.59%, 03/01/2029	1.57%
AssuredPartners, Inc., Term Loan, 8.75%, 02/14/2031	1.51%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.00%, 10/23/2028	1.43%
Micro Holding L.P., Term Loan, 9.50%, 05/03/2028	1.37%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	1.36%
Bass Pro Group LLC, Term Loan B-2, 9.11%, 03/06/2028	1.36%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.7%
Baa3	1.3%
Ba1	8.5%
Ba2	3.5%
Ba3	12.6%
B1	15.7%
B2	38.3%
B3	8.3%
Caa1	2.4%
Caa2	0.1%
NR	3.2%
Money Market Funds Plus Other Assets Less Liabilities	5.4%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.

Credit Quality Explanation [Text Block]	Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ultimate Software Group, Inc., Term Loan B, 8.55%, 02/10/2031	1.86%
athenahealth Group, Inc., Term Loan, 8.50%, 02/15/2029	1.81%
Peraton Corp., First Lien Term Loan B, 9.10%, 02/01/2028	1.72%
Cloud Software Group, Inc., Term Loan B, 9.33%, 03/30/2029	1.67%
McAfee LLC, Term Loan B, 8.59%, 03/01/2029	1.57%
AssuredPartners, Inc., Term Loan, 8.75%, 02/14/2031	1.51%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.00%, 10/23/2028	1.43%
Micro Holding L.P., Term Loan, 9.50%, 05/03/2028	1.37%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	1.36%
Bass Pro Group LLC, Term Loan B-2, 9.11%, 03/06/2028	1.36%
* Excluding money market fund holdings, if any.

C000102793 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Class Name	Invesco Fundamental Investment Grade Corporate Bond ETF
Trading Symbol	PFIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Investment Grade Corporate Bond ETF	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. Investment Grade 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.20%, differed from the return of the Index, 8.42%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Specialty retail industry, followed by the consumer staples distribution & retail industry.
Positions | JPMorgan Chase & Co., 2.95% coupon, due 10/1/2026, a banks company, followed by Bank of America Corp. 3.25% coupon, due 10/21/27, a banks company.
What detracted from performance?
Industry Allocations |  Banks industry, followed by the electric utilities industry.
Positions | Verizon Communication, Inc., 4.13% coupon, due 3/16/2027, a diversified telecommunication services company (no longer held at fiscal year-end), followed by Intuit, Inc., 1.65% coupon, due 7/15/2030, a software company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return	8.20%	1.27%	2.27%
Invesco Fundamental Investment Grade Corporate Bond ETF — Market Price Return	8.52%	1.34%	2.29%
RAFI® Bonds U.S. Investment Grade 1-10 Index	8.42%	1.50%	2.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.60%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 66,991,292
Holdings Count | Holding	772
Advisory Fees Paid, Amount	$ 105,911
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$66,991,292
Total number of portfolio holdings	772
Total advisory fees paid	$105,911
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.00%
Bank of America Corp., 3.25%, 10/21/2027	0.80%
Wells Fargo & Co., 4.15%, 01/24/2029	0.72%
Apple, Inc., 3.25%, 02/23/2026	0.46%
Apple, Inc., 1.65%, 02/08/2031	0.46%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	0.45%
Microsoft Corp., 3.50%, 02/12/2035	0.42%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.41%
Capital One Financial Corp., 3.80%, 01/31/2028	0.41%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.00%
Bank of America Corp., 3.25%, 10/21/2027	0.80%
Wells Fargo & Co., 4.15%, 01/24/2029	0.72%
Apple, Inc., 3.25%, 02/23/2026	0.46%
Apple, Inc., 1.65%, 02/08/2031	0.46%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	0.45%
Microsoft Corp., 3.50%, 02/12/2035	0.42%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.41%
Capital One Financial Corp., 3.80%, 01/31/2028	0.41%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
* Excluding money market fund holdings, if any.

C000106122 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Bank ETF
Class Name	Invesco KBW Bank ETF
Trading Symbol	KBWB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Bank ETF	$43	0.35%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, bank industry securities benefited from normalizing net-interest income, a steeper treasury curve, and strong economic activity. Because the Fund holds a large proportion of bank securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq BankTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 46.89%, differed from the return of the Index, 47.46%, primarily due to the daily compounding of fees and the drag of cash positions during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Diversified banks sub-industry, followed by the regional banks sub-industry.
Positions | Goldman Sachs Group, Inc. (The), an investment banking & brokerage company and JPMorgan Chase & Co., a diversified banks company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Bank ETF — NAV Return	46.89%	7.63%	7.54%
Invesco KBW Bank ETF — Market Price Return	46.83%	7.60%	7.54%
KBW Nasdaq BankTM Index	47.46%	7.98%	7.91%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Financials Index	35.39%	13.55%	11.47%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,745,891,975
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 5,288,057
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,745,891,975
Total number of portfolio holdings	26
Total advisory fees paid	$5,288,057
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	8.09%
JPMorgan Chase & Co.	8.03%
Morgan Stanley	7.66%
Bank of America Corp.	7.37%
Wells Fargo & Co.	7.06%
Truist Financial Corp.	4.26%
PNC Financial Services Group, Inc. (The)	4.25%
U.S. Bancorp	4.21%
State Street Corp.	4.16%
Bank of New York Mellon Corp. (The)	4.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	8.09%
JPMorgan Chase & Co.	8.03%
Morgan Stanley	7.66%
Bank of America Corp.	7.37%
Wells Fargo & Co.	7.06%
Truist Financial Corp.	4.26%
PNC Financial Services Group, Inc. (The)	4.25%
U.S. Bancorp	4.21%
State Street Corp.	4.16%
Bank of New York Mellon Corp. (The)	4.14%
* Excluding money market fund holdings, if any.

C000106125 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco KBW Regional Banking ETF
Class Name	Invesco KBW Regional Banking ETF
Trading Symbol	KBWR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco KBW Regional Banking ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Regional Banking ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, bank industry securities benefited from normalizing net-interest income, a steeper treasury curve, and strong economic activity. Because the Fund holds a large proportion of bank securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Regional BankingTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.18%, differed from the return of the Index, 28.63%, primarily due to fees and expenses that the Fund incurred during the period, the effect of which was compounded during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Regional banks sub-industry.
Positions | Commerce Bancshares, Inc., a regional banks company, and Popular, Inc., a regional banks company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | New York Community Bancorp, Inc., a regional banks company, and PacWest Bancorp, a regional banks company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Regional Banking ETF — NAV Return	28.18%	7.23%	7.06%
Invesco KBW Regional Banking ETF — Market Price Return	28.42%	7.26%	7.08%
KBW Nasdaq Regional BankingTM Index	28.63%	7.56%	7.42%
S&P 500® Index	27.14%	15.92%	12.98%
S&P Composite 1500® Commercial Banks Index	48.56%	10.14%	9.54%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Commercial Banks Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 54,582,002
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 194,237
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$54,582,002
Total number of portfolio holdings	53
Total advisory fees paid	$194,237
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Commerce Bancshares, Inc.	3.78%
Webster Financial Corp.	3.59%
Pinnacle Financial Partners, Inc.	3.51%
Popular, Inc.	3.38%
Cullen/Frost Bankers, Inc.	3.29%
New York Community Bancorp, Inc.	2.36%
Eastern Bankshares, Inc.	2.30%
Columbia Banking System, Inc.	2.19%
Glacier Bancorp, Inc.	2.12%
UMB Financial Corp.	2.11%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Commerce Bancshares, Inc.	3.78%
Webster Financial Corp.	3.59%
Pinnacle Financial Partners, Inc.	3.51%
Popular, Inc.	3.38%
Cullen/Frost Bankers, Inc.	3.29%
New York Community Bancorp, Inc.	2.36%
Eastern Bankshares, Inc.	2.30%
Columbia Banking System, Inc.	2.19%
Glacier Bancorp, Inc.	2.12%
UMB Financial Corp.	2.11%
* Excluding money market fund holdings, if any.

C000116012 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dorsey Wright SmallCap Momentum ETF
Class Name	Invesco Dorsey Wright SmallCap Momentum ETF
Trading Symbol	DWAS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright SmallCap Momentum ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright® SmallCap Technical Leaders Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.55%, differed from the return of the Index, 17.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and consumer discretionary sectors, respectively.
Positions | Modine Manufacturing Co., a consumer discretionary company and ADMA Biologics, Inc., a healthcare company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the energy sector.
Positions | Immunome, Inc., a healthcare company (no longer held at fiscal year-end) and Hallador Energy Co., an energy company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return	16.55%	12.28%	9.61%
Invesco Dorsey Wright SmallCap Momentum ETF — Market Price Return	16.49%	12.26%	9.61%
Dorsey Wright® SmallCap Technical Leaders Index	17.16%	12.82%	10.19%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright® SmallCap Technical Leaders Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 965,398,683
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 4,918,308
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$965,398,683
Total number of portfolio holdings	202
Total advisory fees paid	$4,918,308
Portfolio turnover rate	178%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
ADMA Biologics, Inc.	2.19%
Modine Manufacturing Co.	1.93%
AST SpaceMobile, Inc.	1.71%
Leonardo DRS, Inc.	1.64%
Limbach Holdings, Inc.	1.40%
UFP Technologies, Inc.	1.35%
SPX Technologies, Inc.	1.30%
Sterling Infrastructure, Inc.	1.27%
Mr. Cooper Group, Inc.	1.16%
Transcat, Inc.	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
ADMA Biologics, Inc.	2.19%
Modine Manufacturing Co.	1.93%
AST SpaceMobile, Inc.	1.71%
Leonardo DRS, Inc.	1.64%
Limbach Holdings, Inc.	1.40%
UFP Technologies, Inc.	1.35%
SPX Technologies, Inc.	1.30%
Sterling Infrastructure, Inc.	1.27%
Mr. Cooper Group, Inc.	1.16%
Transcat, Inc.	1.15%
* Excluding money market fund holdings, if any.

C000118892 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® High Dividend Low Volatility ETF
Class Name	Invesco S&P 500® High Dividend Low Volatility ETF
Trading Symbol	SPHD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Dividend Low Volatility ETF	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund holds stocks with high dividend and low volatility characteristics that benefited from a falling interest rate environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 25.52%, differed from the return of the Index, 25.94%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Utilities sector, followed by the energy and real estate sectors, respectively.
Positions | Simon Property Group, Inc., a real estate company, and AT&T, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Organon & Co., a health care company (no longer held at fiscal year-end), and Whirlpool Corp., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return	25.52%	8.65%	9.02%
Invesco S&P 500® High Dividend Low Volatility ETF — Market Price Return	25.58%	8.64%	9.02%
S&P 500® Low Volatility High Dividend Index	25.94%	8.99%	9.36%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Low Volatility High Dividend Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,765,477,824
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,940,821
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,765,477,824
Total number of portfolio holdings	52
Total advisory fees paid	$8,940,821
Portfolio turnover rate	49%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.03%
Crown Castle, Inc.	2.76%
Verizon Communications, Inc.	2.74%
VICI Properties, Inc.	2.60%
Bristol-Myers Squibb Co.	2.55%
AT&T, Inc.	2.44%
Kinder Morgan, Inc.	2.37%
Dominion Energy, Inc.	2.37%
Realty Income Corp.	2.35%
Amcor PLC	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.03%
Crown Castle, Inc.	2.76%
Verizon Communications, Inc.	2.74%
VICI Properties, Inc.	2.60%
Bristol-Myers Squibb Co.	2.55%
AT&T, Inc.	2.44%
Kinder Morgan, Inc.	2.37%
Dominion Energy, Inc.	2.37%
Realty Income Corp.	2.35%
Amcor PLC	2.34%
* Excluding money market fund holdings, if any.

C000139641 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Variable Rate Preferred ETF
Class Name	Invesco Variable Rate Preferred ETF
Trading Symbol	VRP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Preferred ETF	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the preferred stock market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index, as well as American depositary receipts ("ADRs") that represent securities in the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.79%, differed from the return of the Index, 14.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Wells Fargo & Co., Series BB, 3.90%, a banks company, followed by Charles Schwab Corp. (The), Series I, 4.00%, a capital markets company.
What detracted from performance?
Industry Allocations |  Insurance industry, followed by the financial services industry.
Positions | New York Community Bancorp, Inc., Series A, Pfd., 6.38%, a banks company, followed by Enstar Group Ltd., Series D, Pfd., 7.00%, an insurance company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Variable Rate Preferred ETF — NAV Return	13.79%	4.37%	4.77%
Invesco Variable Rate Preferred ETF — Market Price Return	14.11%	4.39%	4.79%
Blended - ICE Variable Rate Preferred & Hybrid Securities Index	14.16%	4.67%	5.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P U.S. Preferred Stock Index	14.00%	3.23%	4.29%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,740,628,215
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 7,840,316
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,740,628,215
Total number of portfolio holdings	310
Total advisory fees paid	$7,840,316
Portfolio turnover rate	16%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.50%
JPMorgan Chase & Co., Series HH, 4.60%	1.31%
JPMorgan Chase & Co., Series NN, 6.88%	1.17%
Citigroup Capital XIII, Pfd., 11.89%	1.17%
BP Capital Markets PLC, 4.88%	1.08%
Charles Schwab Corp. (The), Series G, 5.38%	1.07%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	1.04%
Bank of America Corp., Series FF, 5.88%	0.99%
Citigroup, Inc., Series X, 3.88%	0.97%
Vodafone Group PLC, 7.00%, 04/04/2079	0.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.50%
JPMorgan Chase & Co., Series HH, 4.60%	1.31%
JPMorgan Chase & Co., Series NN, 6.88%	1.17%
Citigroup Capital XIII, Pfd., 11.89%	1.17%
BP Capital Markets PLC, 4.88%	1.08%
Charles Schwab Corp. (The), Series G, 5.38%	1.07%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	1.04%
Bank of America Corp., Series FF, 5.88%	0.99%
Citigroup, Inc., Series X, 3.88%	0.97%
Vodafone Group PLC, 7.00%, 04/04/2079	0.92%
* Excluding money market fund holdings, if any.

C000149243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000 Equal Weight ETF
Class Name	Invesco Russell 1000 Equal Weight ETF
Trading Symbol	EQAL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000 Equal Weight ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Mega caps outperformed smaller stocks and growth outpaced value. The Fund's equal weighting methodology leads to lower mega cap exposure and higher value exposure which created a performance headwind compared to the benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 14.89%, differed from the return of the Index, 15.04%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income from the securities lending program in which the Fund participates.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and real estate sectors, respectively.
Positions | Frontier Communications Parent, Inc., a communication services company, and Arista Networks, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | ViaSat, Inc., an information technology company (no longer held at fiscal year-end) and ChargePoint Holdings, Inc., an industrials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/22/14)
Invesco Russell 1000 Equal Weight ETF — NAV Return	14.89%	10.68%	8.59%
Invesco Russell 1000 Equal Weight ETF — Market Price Return	14.80%	10.67%	8.58%
Russell 1000® Equal Weight Index	15.04%	10.79%	8.74%
Russell 3000® Index	26.14%	15.19%	12.33%
Russell 1000® Index	26.60%	15.55%	12.63%

Performance Inception Date	Dec. 22, 2014
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 607,869,237
Holdings Count | Holding	998
Advisory Fees Paid, Amount	$ 1,193,765
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$607,869,237
Total number of portfolio holdings	998
Total advisory fees paid	$1,193,765
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Ubiquiti, Inc.	0.69%
Roku, Inc., Class A	0.63%
Ciena Corp.	0.62%
Liberty Broadband Corp., Class C	0.62%
Charter Communications, Inc., Class A	0.61%
Lumentum Holdings, Inc.	0.60%
Frontier Communications Parent, Inc.	0.58%
Motorola Solutions, Inc.	0.58%
T-Mobile US, Inc.	0.57%
Liberty Global Ltd., Class C	0.56%
* Excluding money market fund holdings, if any.

Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ubiquiti, Inc.	0.69%
Roku, Inc., Class A	0.63%
Ciena Corp.	0.62%
Liberty Broadband Corp., Class C	0.62%
Charter Communications, Inc., Class A	0.61%
Lumentum Holdings, Inc.	0.60%
Frontier Communications Parent, Inc.	0.58%
Motorola Solutions, Inc.	0.58%
T-Mobile US, Inc.	0.57%
Liberty Global Ltd., Class C	0.56%
* Excluding money market fund holdings, if any.

C000153495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Class Name	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Trading Symbol	XRLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Strong market performance and muted volatility throughout the period caused the Fund to lag the broad S&P 500 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Rate Response Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.40%, differed from the return of the Index, 18.73%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and consumer staples sectors, respectively.
Positions | Colgate-Palmolive Co., a consumer staples company, and Republic Services, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Bristol-Myers Squibb Co., a health care company (no longer held at fiscal year-end), and Hormel Foods Corp., a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (04/09/15)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — NAV Return	18.40%	8.92%	10.44%
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — Market Price Return	18.34%	8.89%	10.42%
S&P 500® Low Volatility Rate Response Index	18.73%	9.20%	10.73%
S&P 500® Index	27.14%	15.92%	13.21%

Performance Inception Date	Apr. 09, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Low Volatility Rate Response Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 40,901,664
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 105,584
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$40,901,664
Total number of portfolio holdings	102
Total advisory fees paid	$105,584
Portfolio turnover rate	66%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.47%
Coca-Cola Co. (The)	1.34%
T-Mobile US, Inc.	1.25%
Loews Corp.	1.24%
Republic Services, Inc.	1.24%
Visa, Inc., Class A	1.22%
Colgate-Palmolive Co.	1.20%
Marsh & McLennan Cos., Inc.	1.19%
Procter & Gamble Co. (The)	1.16%
Linde PLC	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.47%
Coca-Cola Co. (The)	1.34%
T-Mobile US, Inc.	1.25%
Loews Corp.	1.24%
Republic Services, Inc.	1.24%
Visa, Inc., Class A	1.22%
Colgate-Palmolive Co.	1.20%
Marsh & McLennan Cos., Inc.	1.19%
Procter & Gamble Co. (The)	1.16%
Linde PLC	1.13%
* Excluding money market fund holdings, if any.

C000158243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Momentum ETF
Class Name	Invesco S&P 500® Momentum ETF
Trading Symbol	SPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Momentum ETF	$17	0.13%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund was able to pick up on secular trends driving market performance which proved to be a tailwind for the fund.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 54.58%, differed from the return of the Index, 54.85%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and health care sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Meta Platforms, Inc., Class A, a communication services company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Advanced Micro Devices, Inc., an information technology company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/9/15)
Invesco S&P 500® Momentum ETF — NAV Return	54.58%	18.68%	16.82%
Invesco S&P 500® Momentum ETF — Market Price Return	54.41%	18.66%	16.81%
S&P 500® Momentum Index	54.85%	18.84%	17.02%
S&P 500® Index	27.14%	15.92%	14.34%

Performance Inception Date	Oct. 09, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,350,986,891
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,179,305
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,350,986,891
Total number of portfolio holdings	102
Total advisory fees paid	$1,179,305
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.96%
Apple, Inc.	10.04%
Meta Platforms, Inc., Class A	8.43%
Microsoft Corp.	8.00%
Amazon.com, Inc.	6.91%
Eli Lilly and Co.	4.93%
Broadcom, Inc.	4.92%
Berkshire Hathaway, Inc., Class B	3.88%
JPMorgan Chase & Co.	2.49%
Costco Wholesale Corp.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.96%
Apple, Inc.	10.04%
Meta Platforms, Inc., Class A	8.43%
Microsoft Corp.	8.00%
Amazon.com, Inc.	6.91%
Eli Lilly and Co.	4.93%
Broadcom, Inc.	4.92%
Berkshire Hathaway, Inc., Class B	3.88%
JPMorgan Chase & Co.	2.49%
Costco Wholesale Corp.	2.23%
* Excluding money market fund holdings, if any.

C000158245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500® Enhanced Value ETF
Class Name	Invesco S&P 500® Enhanced Value ETF
Trading Symbol	SPVU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500® Enhanced Value ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Enhanced Value ETF	$15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's overweight allocation to energy and underweight allocation to technology contributed to the Fund slightly lagging its benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Enhanced Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 26.01%, differed from the return of the Index, 26.22%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary and health care sectors, respectively.
Positions | JPMorgan Chase & Co., a financials company, and Bank of America Corp., a financials company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Chevron Corp., an energy company, and Archer-Daniels-Midland Co., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/09/15)
Invesco S&P 500® Enhanced Value ETF — NAV Return	26.01%	11.70%	10.69%
Invesco S&P 500® Enhanced Value ETF — Market Price Return	25.95%	11.68%	10.67%
S&P 500® Enhanced Value Index	26.22%	11.81%	10.85%
S&P 500® Index	27.14%	15.92%	14.34%

Performance Inception Date	Oct. 09, 2015
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Enhanced Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 106,257,754
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 130,836
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$106,257,754
Total number of portfolio holdings	102
Total advisory fees paid	$130,836
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	5.51%
Berkshire Hathaway, Inc., Class B	5.46%
Exxon Mobil Corp.	4.99%
Bank of America Corp.	4.84%
Chevron Corp.	4.31%
Wells Fargo & Co.	4.12%
AT&T, Inc.	3.65%
Comcast Corp., Class A	3.21%
Verizon Communications, Inc.	3.03%
CVS Health Corp.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	5.51%
Berkshire Hathaway, Inc., Class B	5.46%
Exxon Mobil Corp.	4.99%
Bank of America Corp.	4.84%
Chevron Corp.	4.31%
Wells Fargo & Co.	4.12%
AT&T, Inc.	3.65%
Comcast Corp., Class A	3.21%
Verizon Communications, Inc.	3.03%
CVS Health Corp.	2.66%
* Excluding money market fund holdings, if any.

C000173134 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Short Term Treasury ETF
Class Name	Invesco Short Term Treasury ETF
Trading Symbol	TBLL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Treasury ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the U.S. Treasury bond market benefited from relatively lower short-term interest rates. As a Fund tracking U.S. Treasury bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.46%, differed from the return of the Index, 5.55%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 1-2 months, followed by bonds with maturities of 3-4 months.
Positions | U.S. Treasury Bill, due 8/8/2024 (no longer held at fiscal year-end), followed by U.S. Treasury Note, 0.38% coupon, due 7/15/2024 (no longer held at fiscal year-end).
What detracted from performance?
Duration Allocations |  Bonds with maturities of 11-12 months.
Positions | U.S. Treasury Note, 2.00% coupon, due 8/15/2025, followed by U.S. Treasury Note, 2.75% coupon, due 5/15/2025.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (01/12/17)
Invesco Short Term Treasury ETF — NAV Return	5.46%	2.21%	2.00%
Invesco Short Term Treasury ETF — Market Price Return	5.42%	2.21%	2.00%
ICE U.S. Treasury Short Bond Index	5.55%	2.26%	2.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.52%

Performance Inception Date	Jan. 12, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the ICE U.S. Treasury Short Bond Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,807,700,315
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 1,271,786
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,807,700,315
Total number of portfolio holdings	72
Total advisory fees paid	$1,271,786

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.56%-5.15%, 11/29/2024	3.05%
U.S. Treasury Bills, 5.01%-5.17%, 11/07/2024	2.79%
U.S. Treasury Bills, 4.67%-5.19%, 10/03/2024	2.62%
U.S. Treasury Bills, 4.76%-5.12%, 12/19/2024	2.40%
U.S. Treasury Bills, 4.94%-5.17%, 11/21/2024	2.34%
U.S. Treasury Bills, 4.95%-5.17%, 11/14/2024	2.32%
U.S. Treasury Bills, 4.30%-4.93%, 05/15/2025	2.27%
U.S. Treasury Bills, 4.61%-5.17%, 10/31/2024	2.23%
U.S. Treasury Bills, 5.04%-5.21%, 10/22/2024	2.13%
U.S. Treasury Bills, 4.70%-4.95%, 01/02/2025	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.56%-5.15%, 11/29/2024	3.05%
U.S. Treasury Bills, 5.01%-5.17%, 11/07/2024	2.79%
U.S. Treasury Bills, 4.67%-5.19%, 10/03/2024	2.62%
U.S. Treasury Bills, 4.76%-5.12%, 12/19/2024	2.40%
U.S. Treasury Bills, 4.94%-5.17%, 11/21/2024	2.34%
U.S. Treasury Bills, 4.95%-5.17%, 11/14/2024	2.32%
U.S. Treasury Bills, 4.30%-4.93%, 05/15/2025	2.27%
U.S. Treasury Bills, 4.61%-5.17%, 10/31/2024	2.23%
U.S. Treasury Bills, 5.04%-5.21%, 10/22/2024	2.13%
U.S. Treasury Bills, 4.70%-4.95%, 01/02/2025	1.98%
* Excluding money market fund holdings, if any.

C000174835 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Class Name	Invesco S&P SmallCap High Dividend Low Volatility ETF
Trading Symbol	XSHD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap High Dividend Low Volatility ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund's higher exposure to cyclicals contributed to the fund's underperformance against the benchmark for the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.39%, differed from the return of the Index, 5.77%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Real estate sector, followed by the utilities and health care sectors, respectively.
Positions | Highwoods Properties, Inc., a real estate company, and Cal-Maine Foods, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the consumer staples and information technology sectors, respectively.
Positions | Medifast, Inc., a consumer staples company (no longer held at fiscal year-end) and Nu Skin Enterprises, Inc., Class A, a consumer staples company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/01/16)
Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return	5.39%	(1.07)%	(0.22)%
Invesco S&P SmallCap High Dividend Low Volatility ETF — Market Price Return	5.38%	(1.02)%	(0.22)%
S&P SmallCap 600® Low Volatility High Dividend Index	5.77%	(0.79)%	0.09%
S&P Composite 1500® Index	26.42%	15.58%	14.55%
S&P SmallCap 600® Index	17.31%	10.75%	9.13%

Performance Inception Date	Dec. 01, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Low Volatility High Dividend Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 42,914,374
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 80,274
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$42,914,374
Total number of portfolio holdings	62
Total advisory fees paid	$80,274
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Blackstone Mortgage Trust, Inc., Class A	3.14%
KKR Real Estate Finance Trust, Inc.	3.13%
Two Harbors Investment Corp.	3.09%
Vector Group Ltd.	3.08%
Ellington Financial, Inc.	3.06%
New York Mortgage Trust, Inc.	3.04%
Kennedy-Wilson Holdings, Inc.	3.04%
Apollo Commercial Real Estate Finance, Inc.	2.96%
Global Net Lease, Inc.	2.94%
ARMOUR Residential REIT, Inc.	2.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Blackstone Mortgage Trust, Inc., Class A	3.14%
KKR Real Estate Finance Trust, Inc.	3.13%
Two Harbors Investment Corp.	3.09%
Vector Group Ltd.	3.08%
Ellington Financial, Inc.	3.06%
New York Mortgage Trust, Inc.	3.04%
Kennedy-Wilson Holdings, Inc.	3.04%
Apollo Commercial Real Estate Finance, Inc.	2.96%
Global Net Lease, Inc.	2.94%
ARMOUR Residential REIT, Inc.	2.91%
* Excluding money market fund holdings, if any.

C000180525 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap Quality ETF
Class Name	Invesco S&P SmallCap Quality ETF
Trading Symbol	XSHQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Quality ETF	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 15.78%, differed from the return of the Index, 16.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and consumer discretionary sectors, respectively.
Positions | Mueller Industries, Inc., an industrials company, and Encore Wire Corp., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector, followed by the communication services and health care sectors, respectively.
Positions | Extreme Networks, Inc., an information technology company (no longer held at fiscal year-end) and AMN Healthcare Services, Inc., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (04/06/17)
Invesco S&P SmallCap Quality ETF — NAV Return	15.78%	11.60%	9.20%
Invesco S&P SmallCap Quality ETF — Market Price Return	15.63%	11.60%	9.21%
S&P SmallCap 600® Quality Index	16.14%	11.93%	9.57%
S&P Composite 1500® Index	26.42%	15.58%	14.09%
S&P SmallCap 600® Index	17.31%	10.75%	9.16%

Performance Inception Date	Apr. 06, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Quality Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 319,851,398
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 397,015
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$319,851,398
Total number of portfolio holdings	120
Total advisory fees paid	$397,015
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.69%
Jackson Financial, Inc., Class A	2.88%
Armstrong World Industries, Inc.	2.31%
Alkermes PLC	2.04%
Installed Building Products, Inc.	2.03%
Badger Meter, Inc.	1.99%
Artisan Partners Asset Management, Inc., Class A	1.99%
Kontoor Brands, Inc.	1.93%
Federal Signal Corp.	1.78%
Lincoln National Corp.	1.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.69%
Jackson Financial, Inc., Class A	2.88%
Armstrong World Industries, Inc.	2.31%
Alkermes PLC	2.04%
Installed Building Products, Inc.	2.03%
Badger Meter, Inc.	1.99%
Artisan Partners Asset Management, Inc., Class A	1.99%
Kontoor Brands, Inc.	1.93%
Federal Signal Corp.	1.78%
Lincoln National Corp.	1.70%
* Excluding money market fund holdings, if any.

C000190368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Minimum Variance ETF
Class Name	Invesco S&P 500 Minimum Variance ETF
Trading Symbol	SPMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Minimum Variance ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Minimum Variance ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's lower exposure to the momentum factor provided a headwind as momentum was the best performing factor over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Minimum Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 24.35%, differed from the return of the Index, 24.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and health care sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Progressive Corp. (The), a financials company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Tesla, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Pfizer, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (07/13/17)
Invesco S&P 500 Minimum Variance ETF — NAV Return	24.35%	11.23%	11.60%
Invesco S&P 500 Minimum Variance ETF — Market Price Return	24.41%	11.21%	11.59%
S&P 500® Minimum Volatility Index	24.49%	11.34%	11.77%
S&P 500® Index	27.14%	15.92%	14.40%

Performance Inception Date	Jul. 13, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Minimum Volatility Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,082,821
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 9,931
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,082,821
Total number of portfolio holdings	82
Total advisory fees paid	$9,931
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NextEra Energy, Inc.	3.94%
Progressive Corp. (The)	3.50%
NVIDIA Corp.	3.25%
Berkshire Hathaway, Inc., Class B	3.20%
Marsh & McLennan Cos., Inc.	3.04%
Procter & Gamble Co. (The)	2.92%
Eli Lilly and Co.	2.91%
Oracle Corp.	2.86%
Microsoft Corp.	2.82%
Chubb Ltd.	2.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NextEra Energy, Inc.	3.94%
Progressive Corp. (The)	3.50%
NVIDIA Corp.	3.25%
Berkshire Hathaway, Inc., Class B	3.20%
Marsh & McLennan Cos., Inc.	3.04%
Procter & Gamble Co. (The)	2.92%
Eli Lilly and Co.	2.91%
Oracle Corp.	2.86%
Microsoft Corp.	2.82%
Chubb Ltd.	2.82%
* Excluding money market fund holdings, if any.

C000192788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco MSCI USA ETF
Class Name	Invesco MSCI USA ETF
Trading Symbol	PBUS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI USA ETF	$5	0.04%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's market-like exposure allowed the fund to capture the broader secular trends driving market performance and benefit from the mega cap leadership.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 27.06%, differed from the return of the Index, 27.10%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Tesla, Inc., a consumer discretionary company, and Pfizer, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/22/17)
Invesco MSCI USA ETF — NAV Return	27.06%	15.81%	14.25%
Invesco MSCI USA ETF — Market Price Return	27.02%	15.80%	14.26%
MSCI USA Index	27.10%	15.85%	14.34%

Performance Inception Date	Sep. 22, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,192,859,372
Holdings Count | Holding	595
Advisory Fees Paid, Amount	$ 1,660,014
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,192,859,372
Total number of portfolio holdings	595
Total advisory fees paid	$1,660,014
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.77%
Microsoft Corp.	5.97%
NVIDIA Corp.	5.96%
Amazon.com, Inc.	3.39%
Meta Platforms, Inc., Class A	2.32%
Alphabet, Inc., Class A	1.95%
Alphabet, Inc., Class C	1.69%
Eli Lilly and Co.	1.57%
Broadcom, Inc.	1.46%
JPMorgan Chase & Co.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.77%
Microsoft Corp.	5.97%
NVIDIA Corp.	5.96%
Amazon.com, Inc.	3.39%
Meta Platforms, Inc., Class A	2.32%
Alphabet, Inc., Class A	1.95%
Alphabet, Inc., Class C	1.69%
Eli Lilly and Co.	1.57%
Broadcom, Inc.	1.46%
JPMorgan Chase & Co.	1.31%
* Excluding money market fund holdings, if any.

C000197638 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Solar ETF
Class Name	Invesco Solar ETF
Trading Symbol	TAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Solar ETF	$66	0.77%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, global solar energy companies struggled due to prolonged head winds from inflation and ongoing tariffs on Chinese solar companies. Additionally, global solar energy companies have been hampered by oversupply issues and headwinds from residential solar.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (28.80)%, differed from the return of the Index, (28.41)%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Independent power and renewable electricity producers industry, followed by the financial services and construction & engineering industries, respectively.
Positions | First Solar, Inc., a semiconductors & semiconductor equipment company and Sunrun, Inc., an electrical equipment company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the electrical equipment and chemicals industries, respectively.
Positions | SolarEdge Technologies, Inc., a semiconductors & semiconductor equipment company and Meyer Burger Technology AG, a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Solar ETF — NAV Return	(28.80)%	6.30%	0.62%
Invesco Solar ETF — Market Price Return	(28.97)%	6.35%	0.65%
MAC Global Solar Energy Index (Net)	(28.41)%	6.35%	(0.76)%
MSCI ACWI (Net)	23.44%	12.14%	8.78%
MSCI World Growth Index (Net)	27.21%	15.58%	12.18%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Growth Index (Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,013,270,503
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 6,262,123
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,013,270,503
Total number of portfolio holdings	40
Total advisory fees paid	$6,262,123
Portfolio turnover rate	43%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Enphase Energy, Inc.	10.82%
First Solar, Inc.	9.26%
Sunrun, Inc.	8.46%
Nextracker, Inc., Class A	6.47%
GCL Technology Holdings Ltd.	5.39%
Encavis AG	4.35%
HA Sustainable Infrastructure Capital, Inc.	3.74%
Xinyi Solar Holdings Ltd.	3.73%
Neoen S.A.	3.51%
Sunnova Energy International, Inc.	3.16%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Enphase Energy, Inc.	10.82%
First Solar, Inc.	9.26%
Sunrun, Inc.	8.46%
Nextracker, Inc., Class A	6.47%
GCL Technology Holdings Ltd.	5.39%
Encavis AG	4.35%
HA Sustainable Infrastructure Capital, Inc.	3.74%
Xinyi Solar Holdings Ltd.	3.73%
Neoen S.A.	3.51%
Sunnova Energy International, Inc.	3.16%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund added ESG investing strategy risk to its principal risks to reflect factors that were added to the Index's eligibility criteria.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Material Fund Change Risks Change [Text Block]	The Fund added ESG investing strategy risk to its principal risks to reflect factors that were added to the Index's eligibility criteria.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000209110 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 Revenue ETF
Class Name	Invesco S&P 500 Revenue ETF
Trading Symbol	RWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Revenue ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Growth outperformed value providing some performance headwind. The Fund's higher value exposure created some performance drag relative to the Fund's benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.81%, differed from the return of the Index, 23.34%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the health care and information technology sectors, respectively.
Positions | Walmart Inc., a consumer staples company and Amazon.com, a consumer discretionary company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Walgreens Boots Alliance, Inc., a consumer staples company and CVS Health Corp., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Revenue ETF — NAV Return	22.81%	15.14%	11.44%
Invesco S&P 500 Revenue ETF — Market Price Return	22.75%	15.13%	11.44%
S&P 500® Revenue-Weighted Index	23.34%	15.57%	11.85%
S&P 500® Index	27.14%	15.92%	12.98%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Revenue-Weighted Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,685,013,361
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 10,676,439
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$3,685,013,361
Total number of portfolio holdings	505
Total advisory fees paid	$10,676,439
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	4.20%
Amazon.com, Inc.	3.18%
UnitedHealth Group, Inc.	2.50%
Berkshire Hathaway, Inc., Class B	2.40%
Apple, Inc.	2.28%
Exxon Mobil Corp.	1.99%
CVS Health Corp.	1.91%
McKesson Corp.	1.63%
JPMorgan Chase & Co.	1.63%
Cencora, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Walmart, Inc.	4.20%
Amazon.com, Inc.	3.18%
UnitedHealth Group, Inc.	2.50%
Berkshire Hathaway, Inc., Class B	2.40%
Apple, Inc.	2.28%
Exxon Mobil Corp.	1.99%
CVS Health Corp.	1.91%
McKesson Corp.	1.63%
JPMorgan Chase & Co.	1.63%
Cencora, Inc.	1.58%
* Excluding money market fund holdings, if any.

C000209112 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 Revenue ETF
Class Name	Invesco S&P MidCap 400 Revenue ETF
Trading Symbol	RWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 Revenue ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. While large-cap outpaced mid-cap and small-cap, broader market themes did apply. The Fund outperformed primarily due to security selection as stocks of high revenue producing companies within the S&P MidCap 400 were more rewarded than stocks of lower revenue producing companies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.00%, differed from the return of the Index, 19.47%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the financials and consumer staples sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end) and Vistra Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | Hertz Global Holdings Inc., an industrials company (no longer held at fiscal year-end) and Avis Budget Group, Inc., an industrials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400 Revenue ETF — NAV Return	19.00%	16.84%	10.42%
Invesco S&P MidCap 400 Revenue ETF — Market Price Return	19.00%	16.86%	10.42%
S&P MidCap 400® Revenue-Weighted Index	19.47%	17.23%	10.84%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P MidCap 400® Index	18.75%	12.20%	9.68%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Revenue-Weighted Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 879,549,253
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 2,656,947
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$879,549,253
Total number of portfolio holdings	401
Total advisory fees paid	$2,656,947
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.82%
TD SYNNEX Corp.	2.33%
US Foods Holding Corp.	1.82%
Lithia Motors, Inc., Class A	1.73%
Penske Automotive Group, Inc.	1.54%
Arrow Electronics, Inc.	1.45%
HF Sinclair Corp.	1.31%
AutoNation, Inc.	1.30%
PBF Energy, Inc., Class A	1.29%
Jones Lang LaSalle, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.82%
TD SYNNEX Corp.	2.33%
US Foods Holding Corp.	1.82%
Lithia Motors, Inc., Class A	1.73%
Penske Automotive Group, Inc.	1.54%
Arrow Electronics, Inc.	1.45%
HF Sinclair Corp.	1.31%
AutoNation, Inc.	1.30%
PBF Energy, Inc., Class A	1.29%
Jones Lang LaSalle, Inc.	1.17%
* Excluding money market fund holdings, if any.

C000209113 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 Revenue ETF
Class Name	Invesco S&P SmallCap 600 Revenue ETF
Trading Symbol	RWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 Revenue ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund's underweight exposure towards financials created slight underperformance to the benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.62%, differed from the return of the Index, 17.02%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | Lumen Technologies, Inc., a communication services company and World Kinect Corp., an energy company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | United Natural Foods, Inc., a consumer staples company and Kohl's Corp., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Revenue-Weighted Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,600,643,605
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 5,585,381
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,600,643,605
Total number of portfolio holdings	602
Total advisory fees paid	$5,585,381
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	4.42%
World Kinect Corp.	3.51%
United Natural Foods, Inc.	2.34%
Group 1 Automotive, Inc.	1.52%
EchoStar Corp., Class A	1.47%
Lincoln National Corp.	1.19%
Asbury Automotive Group, Inc.	1.11%
DXC Technology Co.	1.07%
Sonic Automotive, Inc., Class A	1.07%
Kohl's Corp.	1.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	4.42%
World Kinect Corp.	3.51%
United Natural Foods, Inc.	2.34%
Group 1 Automotive, Inc.	1.52%
EchoStar Corp., Class A	1.47%
Lincoln National Corp.	1.19%
Asbury Automotive Group, Inc.	1.11%
DXC Technology Co.	1.07%
Sonic Automotive, Inc., Class A	1.07%
Kohl's Corp.	1.05%
* Excluding money market fund holdings, if any.

C000209114 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P Ultra Dividend Revenue ETF
Class Name	Invesco S&P Ultra Dividend Revenue ETF
Trading Symbol	RDIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Ultra Dividend Revenue ETF	$45	0.39%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund holds stocks with high dividends and characteristics that benefited from a falling interest rate environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 31.66%, differed from the return of the Index, 32.26%, primarily due to fees and expenses that the Fund incurred during the period, the effect of which was compounded during a period of high returns.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and consumer discretionary sectors, respectively.
Positions | PNC Financial Services Group, Inc., a financials company, and Citigroup Inc., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Industrials sector.
Positions | 3M Co., an industrials company (no longer held at fiscal year-end) and Whirlpool Corp., a consumer discretionary company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF — NAV Return	31.66%	11.77%	10.08%
Invesco S&P Ultra Dividend Revenue ETF — Market Price Return	31.60%	11.75%	10.08%
S&P 900® Dividend Revenue-Weighted Index	32.26%	12.09%	10.55%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P 900® Index	26.65%	15.70%	12.77%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 900® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 823,939,496
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 2,879,691
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$823,939,496
Total number of portfolio holdings	62
Total advisory fees paid	$2,879,691
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	5.43%
Bristol-Myers Squibb Co.	5.31%
Philip Morris International, Inc.	5.25%
U.S. Bancorp	5.01%
Duke Energy Corp.	4.98%
PNC Financial Services Group, Inc. (The)	4.95%
LyondellBasell Industries N.V., Class A	4.92%
Kraft Heinz Co. (The)	4.80%
Prudential Financial, Inc.	4.66%
Ford Motor Co.	3.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	5.43%
Bristol-Myers Squibb Co.	5.31%
Philip Morris International, Inc.	5.25%
U.S. Bancorp	5.01%
Duke Energy Corp.	4.98%
PNC Financial Services Group, Inc. (The)	4.95%
LyondellBasell Industries N.V., Class A	4.92%
Kraft Heinz Co. (The)	4.80%
Prudential Financial, Inc.	4.66%
Ford Motor Co.	3.89%
* Excluding money market fund holdings, if any.

C000221604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ 100 ETF
Class Name	Invesco NASDAQ 100 ETF
Trading Symbol	QQQM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund slightly outperformed the broader markets due to its focus on information technology securities, which were some of the best performers in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 27.14%, differed from the return of the Index, 27.30%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ 100 ETF — NAV Return	27.14%	13.99%
Invesco NASDAQ 100 ETF — Market Price Return	27.07%	13.95%
Nasdaq-100® Index	27.30%	14.15%
NASDAQ® Composite Index	27.15%	11.73%
Russell 3000® Index	26.14%	13.77%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 31,895,391,676
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 32,824,515
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$31,895,391,676
Total number of portfolio holdings	104
Total advisory fees paid	$32,824,515
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.16%
Microsoft Corp.	8.08%
NVIDIA Corp.	7.66%
Broadcom, Inc.	5.08%
Amazon.com, Inc.	4.84%
Meta Platforms, Inc., Class A	4.74%
Tesla, Inc.	2.70%
Costco Wholesale Corp.	2.67%
Alphabet, Inc., Class A	2.50%
Alphabet, Inc., Class C	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	9.16%
Microsoft Corp.	8.08%
NVIDIA Corp.	7.66%
Broadcom, Inc.	5.08%
Amazon.com, Inc.	4.84%
Meta Platforms, Inc., Class A	4.74%
Tesla, Inc.	2.70%
Costco Wholesale Corp.	2.67%
Alphabet, Inc., Class A	2.50%
Alphabet, Inc., Class C	2.42%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect changes made to the Index methodology.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies to reflect changes made to the Index methodology.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000221653 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Next Gen 100 ETF
Class Name	Invesco NASDAQ Next Gen 100 ETF
Trading Symbol	QQQJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Next Gen 100 ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its lack of exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ Next Generation 100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 12.04%, differed from the return of the Index, 12.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end), and Monolithic Power Systems, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the communication services and energy sectors, respectively.
Positions | Baidu, Inc., ADR, a communication services company, and Rivian Automotive, Inc., Class A, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ Next Gen 100 ETF — NAV Return	12.04%	2.99%
Invesco NASDAQ Next Gen 100 ETF — Market Price Return	12.04%	2.92%
Nasdaq Next Generation 100 Index®	12.14%	3.13%
NASDAQ Composite® Index	27.15%	11.73%
Russell 3000® Index	26.14%	13.77%

Performance Inception Date	Oct. 13, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 657,622,706
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 999,110
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$657,622,706
Total number of portfolio holdings	105
Total advisory fees paid	$999,110
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.09%
Alnylam Pharmaceuticals, Inc.	2.26%
eBay, Inc.	2.02%
Tractor Supply Co.	1.96%
Axon Enterprise, Inc.	1.87%
ICON PLC	1.81%
AppLovin Corp., Class A	1.73%
NetApp, Inc.	1.69%
First Solar, Inc.	1.65%
Check Point Software Technologies Ltd.	1.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.09%
Alnylam Pharmaceuticals, Inc.	2.26%
eBay, Inc.	2.02%
Tractor Supply Co.	1.96%
Axon Enterprise, Inc.	1.87%
ICON PLC	1.81%
AppLovin Corp., Class A	1.73%
NetApp, Inc.	1.69%
First Solar, Inc.	1.65%
Check Point Software Technologies Ltd.	1.48%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000228442 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 QVM Multi-factor ETF
Class Name	Invesco S&P 500 QVM Multi-factor ETF
Trading Symbol	QVML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 QVM Multi-factor ETF	$13	0.11%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's exposure to the quality and momentum factor provided a tailwind as momentum and quality were the two best performing factors over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.61%, differed from the return of the Index, 28.77%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Pfizer, Inc., a health care company (no longer held at fiscal year-end), and Bristol-Myers Squibb Co., a health care company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/30/21)
Invesco S&P 500 QVM Multi-factor ETF — NAV Return	28.61%	11.16%
Invesco S&P 500 QVM Multi-factor ETF — Market Price Return	28.56%	11.15%
S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index	28.77%	11.29%
S&P 500® Index	27.14%	10.72%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,034,181,654
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 1,003,744
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$1,034,181,654
Total number of portfolio holdings	453
Total advisory fees paid	$1,003,744
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.95%
Microsoft Corp.	6.76%
NVIDIA Corp.	5.99%
Alphabet, Inc., Class C	4.00%
Amazon.com, Inc.	3.57%
Meta Platforms, Inc., Class A	2.44%
Berkshire Hathaway, Inc., Class B	2.03%
Eli Lilly and Co.	1.68%
JPMorgan Chase & Co.	1.59%
Broadcom, Inc.	1.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	6.95%
Microsoft Corp.	6.76%
NVIDIA Corp.	5.99%
Alphabet, Inc., Class C	4.00%
Amazon.com, Inc.	3.57%
Meta Platforms, Inc., Class A	2.44%
Berkshire Hathaway, Inc., Class B	2.03%
Eli Lilly and Co.	1.68%
JPMorgan Chase & Co.	1.59%
Broadcom, Inc.	1.47%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000228443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Class Name	Invesco S&P MidCap 400 QVM Multi-factor ETF
Trading Symbol	QVMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 QVM Multi-factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. While large-cap outpaced mid-cap and small-cap, broader market themes did apply. The Fund's exposure to the quality and momentum factor provided a tailwind as momentum and quality were the two best performing factors over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.89%, differed from the return of the Index, 19.03%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end), and Vistra Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | Lattice Semiconductor Corp., an information technology company, and New York Community Bancorp, Inc., a financials company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/30/21)
Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return	18.89%	5.88%
Invesco S&P MidCap 400 QVM Multi-factor ETF — Market Price Return	18.97%	5.86%
S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index	19.03%	5.99%
S&P Composite 1500® Index	26.42%	10.24%
S&P MidCap 400® Index	18.75%	6.08%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 320,898,080
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 426,837
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$320,898,080
Total number of portfolio holdings	361
Total advisory fees paid	$426,837
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carlisle Cos., Inc.	0.81%
EMCOR Group, Inc.	0.74%
Lennox International, Inc.	0.70%
Reliance, Inc.	0.69%
United Therapeutics Corp.	0.65%
Williams-Sonoma, Inc.	0.64%
Tenet Healthcare Corp.	0.64%
Fidelity National Financial, Inc.	0.61%
Manhattan Associates, Inc.	0.61%
Toll Brothers, Inc.	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Carlisle Cos., Inc.	0.81%
EMCOR Group, Inc.	0.74%
Lennox International, Inc.	0.70%
Reliance, Inc.	0.69%
United Therapeutics Corp.	0.65%
Williams-Sonoma, Inc.	0.64%
Tenet Healthcare Corp.	0.64%
Fidelity National Financial, Inc.	0.61%
Manhattan Associates, Inc.	0.61%
Toll Brothers, Inc.	0.60%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000228444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Class Name	Invesco S&P SmallCap 600 QVM Multi-factor ETF
Trading Symbol	QVMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund's exposure to the quality and momentum factors provided a tailwind as momentum and quality were the two best performing factors over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi- Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.62%, differed from the return of the Index, 18.75%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Abercrombie & Fitch Co., Class A, a consumer discretionary company (no longer held at fiscal year-end), and Mueller Industries, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | Axcelis Technologies, Inc., an information technology company, and Extreme Networks, Inc., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/30/21)
Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return	18.62%	4.20%
Invesco S&P SmallCap 600 QVM Multi-factor ETF — Market Price Return	18.46%	4.13%
S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index	18.75%	4.34%
S&P Composite 1500® Index	26.42%	10.24%
S&P SmallCap 600® Index	17.31%	2.56%

Performance Inception Date	Jun. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 198,617,670
Holdings Count | Holding	539
Advisory Fees Paid, Amount	$ 294,137
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$198,617,670
Total number of portfolio holdings	539
Total advisory fees paid	$294,137
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Fabrinet	0.75%
Mueller Industries, Inc.	0.74%
Ensign Group, Inc. (The)	0.72%
ATI, Inc.	0.72%
Carpenter Technology Corp.	0.63%
Meritage Homes Corp.	0.63%
SPX Technologies, Inc.	0.63%
SPS Commerce, Inc.	0.62%
Jackson Financial, Inc., Class A	0.56%
Glaukos Corp.	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Fabrinet	0.75%
Mueller Industries, Inc.	0.74%
Ensign Group, Inc. (The)	0.72%
ATI, Inc.	0.72%
Carpenter Technology Corp.	0.63%
Meritage Homes Corp.	0.63%
SPX Technologies, Inc.	0.63%
SPS Commerce, Inc.	0.62%
Jackson Financial, Inc., Class A	0.56%
Glaukos Corp.	0.55%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000228754 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Biotechnology ETF
Class Name	Invesco Nasdaq Biotechnology ETF
Trading Symbol	IBBQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Biotechnology ETF	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, biotechnology securities benefited from an environment of falling interest rates and stabilizing economic growth. The biotechnology industry outperformed the healthcare sector, but underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Biotechnology Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.56%, differed from the return of the Index, 19.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Biotechnology industry, followed by the pharmaceuticals industry.
Positions | Vertex Pharmaceuticals, Inc., a biotechnology company and Regeneron Pharmaceuticals, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations |  Life sciences tools & services industry, followed by the health care providers & services and health care equipment & supplies industries, respectively.
Positions | Moderna, Inc., a biotechnology company and Biogen, Inc. a biotechnology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/11/21)
Invesco Nasdaq Biotechnology ETF — NAV Return	19.56%	(0.58)%
Invesco Nasdaq Biotechnology ETF — Market Price Return	19.50%	(0.58)%
Nasdaq Biotechnology Index®	19.62%	(0.50)%
NASDAQ® Composite Index	27.15%	8.26%
S&P Composite 1500® Biotechnology Index	27.37%	10.82%

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Biotechnology Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 38,386,208
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 49,152
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$38,386,208
Total number of portfolio holdings	219
Total advisory fees paid	$49,152
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	8.88%
Regeneron Pharmaceuticals, Inc.	8.73%
Amgen, Inc.	7.89%
Vertex Pharmaceuticals, Inc.	7.87%
AstraZeneca PLC, ADR	4.06%
Alnylam Pharmaceuticals, Inc.	3.24%
Biogen, Inc.	2.91%
Moderna, Inc.	2.85%
Illumina, Inc.	2.04%
BioMarin Pharmaceutical, Inc.	1.69%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	8.88%
Regeneron Pharmaceuticals, Inc.	8.73%
Amgen, Inc.	7.89%
Vertex Pharmaceuticals, Inc.	7.87%
AstraZeneca PLC, ADR	4.06%
Alnylam Pharmaceuticals, Inc.	3.24%
Biogen, Inc.	2.91%
Moderna, Inc.	2.85%
Illumina, Inc.	2.04%
BioMarin Pharmaceutical, Inc.	1.69%
* Excluding money market fund holdings, if any.

C000228755 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco PHLX Semiconductor ETF
Class Name	Invesco PHLX Semiconductor ETF
Trading Symbol	SOXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco PHLX Semiconductor ETF	$23	0.19%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. semiconductor equities benefited from the global demand for semiconductors, driven by themes like artificial intelligence, cybersecurity & cloud computing. The semiconductor industry outperformed the information technology sector and the broader market, which contributed to the Fund's strong returns.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the PHLX Semiconductor Sector Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 41.58%, differed from the return of the Index, 41.95%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the electronic equipment instruments & components industry.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company and Broadcom, Inc., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | ON Semiconductor Corp., a semiconductors & semiconductor equipment company and Lattice Semiconductor Corp., a semiconductors & semiconductor equipment company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/11/21)
Invesco PHLX Semiconductor ETF — NAV Return	41.58%	17.11%
Invesco PHLX Semiconductor ETF — Market Price Return	41.57%	17.15%
PHLX Semiconductor Sector Index®	41.95%	17.32%
NASDAQ® Composite Index	27.15%	8.26%
S&P Composite 1500® Semiconductor Index	84.96%	38.71%

Performance Inception Date	Jun. 11, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Semiconductor Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 511,392,437
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 564,355
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$511,392,437
Total number of portfolio holdings	33
Total advisory fees paid	$564,355
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.01%
Broadcom, Inc.	12.20%
Advanced Micro Devices, Inc.	7.09%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.52%
Marvell Technology, Inc.	4.41%
Texas Instruments, Inc.	4.38%
KLA Corp.	4.30%
Analog Devices, Inc.	3.99%
Monolithic Power Systems, Inc.	3.98%
ASML Holding N.V., New York Shares	3.75%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.01%
Broadcom, Inc.	12.20%
Advanced Micro Devices, Inc.	7.09%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.52%
Marvell Technology, Inc.	4.41%
Texas Instruments, Inc.	4.38%
KLA Corp.	4.30%
Analog Devices, Inc.	3.99%
Monolithic Power Systems, Inc.	3.98%
ASML Holding N.V., New York Shares	3.75%
* Excluding money market fund holdings, if any.

C000229782 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ 100 ETF
Class Name	Invesco ESG NASDAQ 100 ETF
Trading Symbol	QQMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ 100 ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund slightly outperformed the broader markets due to its focus on information technology securities, which were some of the best performers in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100® ESG Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.00%, differed from the return of the Index, 28.27%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and health care sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the utilities sector.
Positions | Tesla, Inc., a consumer discretionary company, and Cisco Systems, Inc., an information technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ 100 ETF — NAV Return	28.00%	10.53%
Invesco ESG NASDAQ 100 ETF — Market Price Return	27.82%	10.42%
Nasdaq-100® ESG Index	28.27%	10.74%
NASDAQ® Composite Index	27.15%	6.30%

Performance Inception Date	Oct. 27, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 51,002,137
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 67,888
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$51,002,137
Total number of portfolio holdings	95
Total advisory fees paid	$67,888
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	10.89%
NVIDIA Corp.	10.39%
Microsoft Corp.	10.17%
Broadcom, Inc.	5.41%
Netflix, Inc.	2.49%
Amazon.com, Inc.	2.45%
Linde PLC	2.27%
Adobe, Inc.	2.22%
Tesla, Inc.	2.07%
Advanced Micro Devices, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	10.89%
NVIDIA Corp.	10.39%
Microsoft Corp.	10.17%
Broadcom, Inc.	5.41%
Netflix, Inc.	2.49%
Amazon.com, Inc.	2.45%
Linde PLC	2.27%
Adobe, Inc.	2.22%
Tesla, Inc.	2.07%
Advanced Micro Devices, Inc.	2.07%
* Excluding money market fund holdings, if any.

C000229783 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG NASDAQ Next Gen 100 ETF
Class Name	Invesco ESG NASDAQ Next Gen 100 ETF
Trading Symbol	QQJG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ Next Gen 100 ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite focusing on information technology securities, the Fund underperformed due to its lack of exposure to some large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 ESG Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 14.67%, differed from the return of the Index, 14.85%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end), and Monolithic Power Systems, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector.
Positions | Hasbro, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Rivian Automotive, Inc., Class A, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ Next Gen 100 ETF — NAV Return	14.67%	(1.97)%
Invesco ESG NASDAQ Next Gen 100 ETF — Market Price Return	14.56%	(2.01)%
Nasdaq Next Generation 100 ESG Index®	14.85%	(1.79)%
NASDAQ® Composite Index	27.15%	6.30%

Performance Inception Date	Oct. 27, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 5,691,617
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 9,249
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$5,691,617
Total number of portfolio holdings	92
Total advisory fees paid	$9,249
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.51%
Tractor Supply Co.	2.70%
eBay, Inc.	2.46%
Western Digital Corp.	2.27%
NetApp, Inc.	2.25%
ICON PLC	2.23%
Seagate Technology Holdings PLC	2.11%
First Solar, Inc.	2.01%
AppLovin Corp., Class A	1.97%
Zebra Technologies Corp., Class A	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.51%
Tractor Supply Co.	2.70%
eBay, Inc.	2.46%
Western Digital Corp.	2.27%
NetApp, Inc.	2.25%
ICON PLC	2.23%
Seagate Technology Holdings PLC	2.11%
First Solar, Inc.	2.01%
AppLovin Corp., Class A	1.97%
Zebra Technologies Corp., Class A	1.92%
* Excluding money market fund holdings, if any.

C000231951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco ESG S&P 500 Equal Weight ETF
Class Name	Invesco ESG S&P 500 Equal Weight ETF
Trading Symbol	RSPE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG S&P 500 Equal Weight ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Mega caps outperformed smaller stocks and growth outpaced value. The Fund's equal weighting methodology leads to lower exposure to mega cap stocks within the S&P 500 which created a performance headwind compared to the benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight ESG Leaders Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.43%, differed from the return of the Index, 19.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Allstate Corp. (The), a financials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Albermarle Corp., a materials company (no longer held at fiscal year-end), and Walgreens Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (11/17/21)
Invesco ESG S&P 500 Equal Weight ETF — NAV Return	19.43%	4.72%
Invesco ESG S&P 500 Equal Weight ETF — Market Price Return	19.38%	4.70%
S&P 500 Equal Weight ESG Leaders Select Index	19.68%	4.93%
S&P 500® Index	27.14%	8.60%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 12,128,329
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 18,824
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$12,128,329
Total number of portfolio holdings	186
Total advisory fees paid	$18,824
Portfolio turnover rate	33%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.71%
D.R. Horton, Inc.	0.68%
Newmont Corp.	0.67%
Globe Life, Inc.	0.67%
CBRE Group, Inc., Class A	0.67%
BXP, Inc.	0.65%
Kimco Realty Corp.	0.65%
Ventas, Inc.	0.64%
Aflac, Inc.	0.64%
Adobe, Inc.	0.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Kellanova	0.71%
D.R. Horton, Inc.	0.68%
Newmont Corp.	0.67%
Globe Life, Inc.	0.67%
CBRE Group, Inc., Class A	0.67%
BXP, Inc.	0.65%
Kimco Realty Corp.	0.65%
Ventas, Inc.	0.64%
Aflac, Inc.	0.64%
Adobe, Inc.	0.64%
* Excluding money market fund holdings, if any.

C000237581 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco NASDAQ Future Gen 200 ETF
Class Name	Invesco NASDAQ Future Gen 200 ETF
Trading Symbol	QQQS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Future Gen 200 ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to information technology securities and large overweight allocation to health care securities in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ Innovators Completion Cap IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.20%, differed from the return of the Index, 4.15%, primarily due to income from securities lending in which the Fund participates, partially offset by trading commissions and brokerage fees, as well as fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | Altimmune, Inc., a health care company, and G1 Therapeutics, Inc., a health care company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the information technology and energy sectors, respectively.
Positions | Aclaris Therapeutics, Inc., a health care company (no longer held at fiscal year-end), and bluebird bio, Inc., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/22)
Invesco NASDAQ Future Gen 200 ETF — NAV Return	4.20%	4.41%
Invesco NASDAQ Future Gen 200 ETF — Market Price Return	4.16%	4.35%
Nasdaq Innovators Completion Cap IndexTM	4.15%	4.39%
NASDAQ® Composite Index	27.15%	32.14%
Russell 2000® Index	18.47%	15.91%

Performance Inception Date	Oct. 13, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 8,711,293
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 14,445
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$8,711,293
Total number of portfolio holdings	205
Total advisory fees paid	$14,445
Portfolio turnover rate	72%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
CommScope Holding Co., Inc.	1.30%
ClearPoint Neuro, Inc.	1.16%
Revance Therapeutics, Inc.	1.12%
G1 Therapeutics, Inc.	1.04%
Axogen, Inc.	0.93%
iHeartMedia, Inc., Class A	0.82%
Pulse Biosciences, Inc.	0.78%
Aquestive Therapeutics, Inc.	0.76%
Delcath Systems, Inc.	0.75%
ICU Medical, Inc.	0.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CommScope Holding Co., Inc.	1.30%
ClearPoint Neuro, Inc.	1.16%
Revance Therapeutics, Inc.	1.12%
G1 Therapeutics, Inc.	1.04%
Axogen, Inc.	0.93%
iHeartMedia, Inc., Class A	0.82%
Pulse Biosciences, Inc.	0.78%
Aquestive Therapeutics, Inc.	0.76%
Delcath Systems, Inc.	0.75%
ICU Medical, Inc.	0.75%
* Excluding money market fund holdings, if any.

C000246583 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Class Name	Invesco Nasdaq Free Cash Flow Achievers ETF
Trading Symbol	QOWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period December 4, 2023 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco Nasdaq Free Cash Flow Achievers ETF	$33	0.39%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 33	[2]
Expense Ratio, Percent	0.39%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed the broader market due to its overweight allocation to information technology holdings, as the information technology sector was the best-performing sector in the benchmark during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 33.20%, differed from the return of the Index, 33.44%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the software and commercial services & supplies industries, respectively.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company and Broadcom, Inc., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  Entertainment industry, followed by the IT services and specialty retail industries, respectively.
Positions | Warner Bros. Discovery, Inc., an entertainment company, and Ulta Beauty Inc., a specialty retail company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/06/23)
Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return	33.20%
Invesco Nasdaq Free Cash Flow Achievers ETF — Market Price Return	33.09%
Nasdaq US Free Cash Flow AchieversTM Index	33.44%
Russell 3000® Index	24.58%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,570,050
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 11,022
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$7,570,050
Total number of portfolio holdings	53
Total advisory fees paid	$11,022
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.91%
Meta Platforms, Inc., Class A	6.75%
Broadcom, Inc.	5.99%
UnitedHealth Group, Inc.	5.13%
Mastercard, Inc., Class A	4.46%
Adobe, Inc.	3.92%
Salesforce, Inc.	3.46%
Thermo Fisher Scientific, Inc.	3.40%
ServiceNow, Inc.	3.35%
Intuit, Inc.	3.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.91%
Meta Platforms, Inc., Class A	6.75%
Broadcom, Inc.	5.99%
UnitedHealth Group, Inc.	5.13%
Mastercard, Inc., Class A	4.46%
Adobe, Inc.	3.92%
Salesforce, Inc.	3.46%
Thermo Fisher Scientific, Inc.	3.40%
ServiceNow, Inc.	3.35%
Intuit, Inc.	3.02%
* Excluding money market fund holdings, if any.

C000246584 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P 500 High Dividend Growers ETF
Class Name	Invesco S&P 500 High Dividend Growers ETF
Trading Symbol	DIVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period December 4, 2023 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco S&P 500 High Dividend Growers ETF	$35	0.41%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 35	[4]
Expense Ratio, Percent	0.41%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund holds stocks with high dividend growth characteristics that benefited from a falling interest rate environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 25.22%, differed from the return of the Index, 23.72%, primarily due to benefits to the Fund related to dividend tax treatment relative to the Index and income from securities lending in which the Fund participated, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and real estate sectors, respectively.
Positions | Altria Group, Inc., a consumer staples company, and NRG Energy, Inc., a utilities company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Crown Castle, Inc., a real estate company (no longer held at fiscal year-end), and CVS Health Corp., a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/06/23)
Invesco S&P 500 High Dividend Growers ETF — NAV Return	25.22%
Invesco S&P 500 High Dividend Growers ETF — Market Price Return	25.06%
S&P 500® High Dividend Growth Index	23.72%
S&P Composite 1500® Index	24.99%

Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,817,358
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 7,903
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,817,358
Total number of portfolio holdings	101
Total advisory fees paid	$7,903
Portfolio turnover rate	40%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.18%
Philip Morris International, Inc.	2.11%
VICI Properties, Inc.	1.88%
Pfizer, Inc.	1.82%
KeyCorp	1.65%
Regions Financial Corp.	1.58%
ONEOK, Inc.	1.55%
Williams Cos., Inc. (The)	1.54%
Mid-America Apartment Communities, Inc.	1.51%
Evergy, Inc.	1.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.18%
Philip Morris International, Inc.	2.11%
VICI Properties, Inc.	1.88%
Pfizer, Inc.	1.82%
KeyCorp	1.65%
Regions Financial Corp.	1.58%
ONEOK, Inc.	1.55%
Williams Cos., Inc. (The)	1.54%
Mid-America Apartment Communities, Inc.	1.51%
Evergy, Inc.	1.51%
* Excluding money market fund holdings, if any.

C000248728 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco S&P SmallCap 600® GARP ETF
Class Name	Invesco S&P SmallCap 600® GARP ETF
Trading Symbol	GRPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period March 25, 2024 (commencement of operations) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco S&P SmallCap 600® GARP ETF	$16	0.35%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.

Expenses Paid, Amount	$ 16	[6]
Expense Ratio, Percent	0.35%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund holds stocks with growth characteristics that are trading at more reasonable valuation levels. Overweight exposure towards more cyclical sectors created some drag during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.03%, matched the return of the Index, 5.03%, primarily due to benefits to the Fund related to dividend tax treatment relative to the Index, offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology sector and the health care sectors, respectively.
Positions | Boot Barn Holdings, Inc., a consumer discretionary company, and Bancorp, Inc. (The), a financials company.
What detracted from performance?
Sector Allocations |  Energy sector, followed by the industrials and materials sectors, respectively.
Positions | Myers Industries, Inc., a materials company (no longer held at fiscal year-end), and Alpha Metallurgical Resources, Inc., a materials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (03/27/24)
Invesco S&P SmallCap 600® GARP ETF — NAV Return	5.03%
Invesco S&P SmallCap 600® GARP ETF — Market Price Return	4.99%
S&P SmallCap 600® GARP Index	5.03%
S&P Composite 1500® Index	7.87%

Performance Inception Date	Mar. 27, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,109,973
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 3,443
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2024)
Fund net assets	$2,109,973
Total number of portfolio holdings	90
Total advisory fees paid	$3,443
Portfolio turnover rate	66%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	2.02%
Catalyst Pharmaceuticals, Inc.	1.79%
Palomar Holdings, Inc.	1.75%
S&T Bancorp, Inc.	1.69%
Amphastar Pharmaceuticals, Inc.	1.66%
CONSOL Energy, Inc.	1.65%
Cogent Communications Holdings, Inc.	1.60%
Monarch Casino & Resort, Inc.	1.59%
Cross Country Healthcare, Inc.	1.56%
Green Brick Partners, Inc.	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	2.02%
Catalyst Pharmaceuticals, Inc.	1.79%
Palomar Holdings, Inc.	1.75%
S&T Bancorp, Inc.	1.69%
Amphastar Pharmaceuticals, Inc.	1.66%
CONSOL Energy, Inc.	1.65%
Cogent Communications Holdings, Inc.	1.60%
Monarch Casino & Resort, Inc.	1.59%
Cross Country Healthcare, Inc.	1.56%
Green Brick Partners, Inc.	1.54%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[3]	Annualized.
[4]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[5]	Annualized.
[6]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[7]	Annualized.